Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.2%)
	Linde plc	36,505	12,283
	Air Products and Chemicals Inc.	16,106	4,996
	Freeport-McMoRan Inc.	104,306	4,151
	Nucor Corp.	19,086	2,862
	Newmont Corp.	57,700	2,739
	Ecolab Inc.	18,133	2,717
	Dow Inc.	52,150	2,658
	Albemarle Corp.	8,487	2,359
	Fastenal Co.	41,836	2,155
	International Flavors & Fragrances Inc.	18,547	1,963
	LyondellBasell Industries NV Class A	18,564	1,578
	CF Industries Holdings Inc.	14,520	1,571
	Steel Dynamics Inc.	12,616	1,311
	Mosaic Co.	25,229	1,294
	FMC Corp.	9,163	1,197
	Avery Dennison Corp.	5,902	1,141
	International Paper Co.	26,262	975
	Reliance Steel & Aluminum Co.	4,391	928
	Celanese Corp. Class A	7,896	847
	Eastman Chemical Co.	8,727	756
	Alcoa Corp.	13,019	653
*	Cleveland-Cliffs Inc.	37,032	573
	Olin Corp.	9,809	559
	Royal Gold Inc.	4,800	539
*	RBC Bearings Inc.	2,069	490
	US Steel Corp.	17,432	458
	Commercial Metals Co.	9,274	457
	Valvoline Inc.	12,681	418
	Ashland Inc.	3,653	409
*	Univar Solutions Inc.	12,266	406
	Huntsman Corp.	13,623	379
	Southern Copper Corp.	6,216	379
	Hexcel Corp.	6,164	370
	UFP Industries Inc.	4,449	364
	Timken Co.	4,580	348
	Chemours Co.	11,154	346
	Element Solutions Inc.	16,943	331
*	Livent Corp.	11,837	331
	Balchem Corp.	2,316	326
	Cabot Corp.	4,000	295
	Mueller Industries Inc.	4,014	276
	Westlake Corp.	2,298	247

		Shares	Market Value ($000)
	Sensient Technologies Corp.	3,206	240
	SSR Mining Inc. (XTSE)	15,751	239
	Avient Corp.	6,643	230
*	Ingevity Corp.	2,869	225
*	MP Materials Corp.	6,734	224
	Boise Cascade Co.	2,976	220
	Hecla Mining Co.	39,976	218
	Innospec Inc.	1,935	215
	Quaker Chemical Corp.	1,048	206
	Stepan Co.	1,652	184
*	Arconic Corp.	7,461	178
	Scotts Miracle-Gro Co.	2,992	167
	Minerals Technologies Inc.	2,580	156
	NewMarket Corp.	454	144
	Carpenter Technology Corp.	3,268	134
	Sylvamo Corp.	2,372	128
	Tronox Holdings plc Class A	8,791	124
*	Constellium SE Class A	9,809	122
	Worthington Industries Inc.	2,115	120
	Materion Corp.	1,373	111
	Compass Minerals International Inc.	2,401	107
	Kaiser Aluminum Corp.	1,104	100
*	Perimeter Solutions SA	8,289	90
	Orion Engineered Carbons SA	4,521	85
*	Novagold Resources Inc.	14,588	84
*	Uranium Energy Corp.	21,439	83
	Mativ Holdings Inc.	3,802	79
	AdvanSix Inc.	1,784	74
*	Resolute Forest Products Inc.	3,488	74
	GrafTech International Ltd.	13,214	71
*	Coeur Mining Inc.	19,761	69
*	Energy Fuels Inc.	9,785	68
*	Piedmont Lithium Inc.	1,183	68
*	US Silica Holdings Inc.	4,662	61
	Hawkins Inc.	1,379	57
	Schnitzer Steel Industries Inc. Class A	1,589	55
*	TimkenSteel Corp.	2,810	53
	American Vanguard Corp.	2,214	51
	Koppers Holdings Inc.	1,624	48
*	Clearwater Paper Corp.	1,198	47
*	Ecovyst Inc.	4,883	45
	Haynes International Inc.	868	43
*	Origin Materials Inc.	7,576	42
*	LSB Industries Inc.	2,425	37
	Ryerson Holding Corp.	1,260	37
*	Century Aluminum Co.	3,960	36
*	Intrepid Potash Inc.	844	30
	Omega Flex Inc.	270	26
*	5E Advanced Materials Inc.	2,358	26
*	Rayonier Advanced Materials Inc.	3,249	25
*	Ur-Energy Inc.	18,996	25
*,1	Amyris Inc.	13,974	24
*	Northwest Pipe Co.	581	22
	Olympic Steel Inc.	514	18
*	Ivanhoe Electric Inc.	1,462	15
	Tredegar Corp.	1,211	13
*	Alto Ingredients Inc.	3,473	12
	FutureFuel Corp.	1,191	11

		Shares	Market Value ($000)
*	Dakota Gold Corp.	2,536	9
	Glatfelter Corp.	2,239	8
*	Unifi Inc.	686	6
*	Hycroft Mining Holding Corp.	7,500	5
*	Polymet Mining Corp.	1,458	4
	Valhi Inc.	130	3
			64,966
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	646,873	62,449
*	Tesla Inc.	185,146	36,048
	Home Depot Inc.	75,128	24,341
	Costco Wholesale Corp.	32,233	17,382
	Walmart Inc.	104,935	15,994
	McDonald's Corp.	53,632	14,630
*	Walt Disney Co.	132,715	12,989
	Lowe's Cos. Inc.	46,505	9,885
	NIKE Inc. Class B	89,317	9,797
*	Netflix Inc.	31,896	9,745
	Starbucks Corp.	83,429	8,526
	TJX Cos. Inc.	85,553	6,849
*	Booking Holdings Inc.	2,905	6,041
	Target Corp.	33,794	5,646
	General Motors Co.	106,073	4,302
	Dollar General Corp.	16,657	4,259
	Activision Blizzard Inc.	56,270	4,161
*	Uber Technologies Inc.	137,957	4,020
	Ford Motor Co.	286,957	3,989
*	O'Reilly Automotive Inc.	4,567	3,948
	Estee Lauder Cos. Inc. Class A	16,699	3,937
*	AutoZone Inc.	1,408	3,631
	Marriott International Inc. Class A	19,984	3,304
*	Chipotle Mexican Grill Inc. Class A	2,015	3,278
*	Lululemon Athletica Inc.	8,109	3,084
	Ross Stores Inc.	25,326	2,980
*	Airbnb Inc. Class A	28,499	2,911
	Hilton Worldwide Holdings Inc.	19,896	2,838
	Yum! Brands Inc.	20,831	2,680
	Electronic Arts Inc.	20,117	2,631
*	Dollar Tree Inc.	15,509	2,331
*	Aptiv plc	19,933	2,126
*	Copart Inc.	31,326	2,085
	DR Horton Inc.	23,144	1,990
*	Warner Bros Discovery Inc.	172,196	1,963
	Tractor Supply Co.	8,164	1,848
	Genuine Parts Co.	10,001	1,833
	eBay Inc.	40,064	1,820
*	Ulta Beauty Inc.	3,744	1,740
*	Southwest Airlines Co.	42,730	1,705
*	Delta Air Lines Inc.	47,617	1,684
*	Trade Desk Inc. Class A	32,054	1,671
	Lennar Corp. Class A	17,874	1,570
	Darden Restaurants Inc.	8,949	1,315
	Best Buy Co. Inc.	14,941	1,274
*	Take-Two Interactive Software Inc.	11,935	1,261
*	Etsy Inc.	9,139	1,207
*	Rivian Automotive Inc. Class A	37,564	1,204
*	Expedia Group Inc.	11,153	1,192
	Omnicom Group Inc.	14,766	1,178

		Shares	Market Value ($000)
*	Las Vegas Sands Corp.	23,948	1,122
*	United Airlines Holdings Inc.	23,497	1,038
	Garmin Ltd.	11,132	1,035
*	Roblox Corp. Class A	32,221	1,024
	LKQ Corp.	18,694	1,016
	Domino's Pizza Inc.	2,608	1,014
	Interpublic Group of Cos. Inc.	28,677	985
*	NVR Inc.	209	970
*	Royal Caribbean Cruises Ltd.	16,077	963
	Pool Corp.	2,867	944
*	Burlington Stores Inc.	4,771	934
	MGM Resorts International	23,661	872
*	Liberty Media Corp.-Liberty Formula One Class C	14,047	856
	VF Corp.	25,245	829
*	Live Nation Entertainment Inc.	11,214	816
*	Spotify Technology SA	10,211	811
*	CarMax Inc.	11,635	807
	Service Corp. International	11,168	798
*	Caesars Entertainment Inc.	14,989	762
	Paramount Global Inc. Class B	37,772	758
*	Deckers Outdoor Corp.	1,897	757
	PulteGroup Inc.	16,881	756
	Vail Resorts Inc.	2,918	751
*	BJ's Wholesale Club Holdings Inc.	9,662	727
*	Carnival Corp.	72,204	717
	Aramark	17,208	716
	BorgWarner Inc. (XNYS)	16,768	713
	Bath & Body Works Inc.	16,742	712
	Tapestry Inc.	18,158	686
	Fox Corp. Class A	21,000	681
	Advance Auto Parts Inc.	4,506	680
*	American Airlines Group Inc.	47,158	680
	Rollins Inc.	16,817	680
*	Five Below Inc.	4,025	647
*	Wynn Resorts Ltd.	7,477	626
	Lear Corp.	4,284	618
	Hasbro Inc.	9,531	599
	Williams-Sonoma Inc.	4,960	580
	Churchill Downs Inc.	2,608	579
*	Floor & Decor Holdings Inc. Class A	7,555	564
	News Corp. Class A	29,450	564
	Whirlpool Corp.	3,845	563
*	Capri Holdings Ltd.	9,671	555
	Nexstar Media Group Inc. Class A	2,740	519
*,1	GameStop Corp. Class A	19,422	509
	Wyndham Hotels & Resorts Inc.	6,876	504
	H&R Block Inc.	11,480	502
*	Norwegian Cruise Line Holdings Ltd.	30,024	494
	Dick's Sporting Goods Inc.	4,075	487
	Gentex Corp.	16,735	484
*	Avis Budget Group Inc.	2,145	480
	Texas Roadhouse Inc. Class A	4,818	479
*	Liberty Media Corp.- Liberty SiriusXM Class C	10,881	477
*	Planet Fitness Inc. Class A	6,064	475
	Polaris Inc.	4,139	472
*	Mattel Inc.	25,830	471
	Murphy USA Inc.	1,593	471
	Lithia Motors Inc. Class A	1,961	469

		Shares	Market Value ($000)
	Macy's Inc.	19,697	463
	Harley-Davidson Inc.	9,810	462
*	Light & Wonder Inc.	6,908	447
*	Crocs Inc.	4,407	445
	New York Times Co. Class A	12,102	444
	Marriott Vacations Worldwide Corp.	2,869	427
*	RH	1,482	425
*	Alaska Air Group Inc.	8,941	424
*	Penn Entertainment Inc.	11,693	411
*	SiteOne Landscape Supply Inc.	3,266	410
*	Skechers USA Inc. Class A	9,722	410
*,1	Lucid Group Inc.	38,890	394
	Tempur Sealy International Inc.	12,019	382
	Toll Brothers Inc.	7,877	377
*	AMERCO	5,877	371
*	Hyatt Hotels Corp. Class A	3,689	370
*	DraftKings Inc. Class A	24,071	369
*	IAA Inc.	9,751	364
	Wingstop Inc.	2,191	363
	Fox Corp. Class B	11,747	359
	Newell Brands Inc.	27,357	355
*	AutoNation Inc.	2,778	344
	Leggett & Platt Inc.	9,647	344
	Ralph Lauren Corp. Class A	3,043	344
	Boyd Gaming Corp.	5,598	343
	Thor Industries Inc.	3,931	339
	PVH Corp.	4,962	333
[1]	Sirius XM Holdings Inc.	51,078	331
*	Fox Factory Holding Corp.	3,046	323
*	Bright Horizons Family Solutions Inc.	4,240	315
	TEGNA Inc.	15,834	313
	Choice Hotels International Inc.	2,521	311
	Academy Sports & Outdoors Inc.	6,076	307
*	Asbury Automotive Group Inc.	1,629	306
*	Visteon Corp.	2,042	300
	Kohl's Corp.	9,226	296
*	Grand Canyon Education Inc.	2,543	288
*	Hilton Grand Vacations Inc.	6,545	288
*	YETI Holdings Inc.	6,368	286
*	Victoria's Secret & Co.	6,162	283
*	Ollie's Bargain Outlet Holdings Inc.	4,609	281
*	Adient plc	7,084	276
	Wendy's Co.	12,208	275
*,1	AMC Entertainment Holdings Inc. Class A	37,845	274
*	Chegg Inc.	9,005	269
*	Lyft Inc. Class A	22,914	257
	Penske Automotive Group Inc.	2,021	256
	World Wrestling Entertainment Inc. Class A	3,187	255
*	Peloton Interactive Inc. Class A	22,279	254
*	Liberty Media Corp.- Liberty SiriusXM Class A	5,770	253
*	Hertz Global Holdings Inc.	14,723	253
	Travel + Leisure Co.	6,191	241
*	Taylor Morrison Home Corp. Class A	7,913	240
	Foot Locker Inc.	5,971	238
*	Meritage Homes Corp.	2,736	236
*	National Vision Holdings Inc.	5,772	234
	Madison Square Garden Sports Corp.	1,426	232
	Signet Jewelers Ltd.	3,512	228

		Shares	Market Value ($000)
*	Goodyear Tire & Rubber Co.	19,887	223
	Columbia Sportswear Co.	2,457	220
	Group 1 Automotive Inc.	1,139	220
*	Topgolf Callaway Brands Corp.	10,427	218
*	JetBlue Airways Corp.	27,359	218
*	Coty Inc. Class A	26,507	209
*	Skyline Champion Corp.	4,011	209
	Steven Madden Ltd.	5,998	207
	Papa John's International Inc.	2,459	205
*	Wayfair Inc. Class A	5,596	205
	Cracker Barrel Old Country Store Inc.	1,775	204
	Carter's Inc.	2,749	201
	Graham Holdings Co. Class B	295	190
	Gap Inc.	12,849	187
*	Copa Holdings SA Class A	2,131	187
	LCI Industries	1,856	183
*	Dorman Products Inc.	2,015	181
	Kontoor Brands Inc.	4,176	181
	Nordstrom Inc.	8,600	180
*	Gentherm Inc.	2,480	178
	Red Rock Resorts Inc. Class A	3,952	178
*	Helen of Troy Ltd.	1,795	177
	Dana Inc.	9,938	175
	KB Home	5,555	174
*	elf Beauty Inc.	3,142	173
	Hanesbrands Inc.	25,266	170
*	Leslie's Inc.	11,670	170
	Spirit Airlines Inc.	7,722	168
	Rush Enterprises Inc. Class A	3,227	166
*	Cavco Industries Inc.	706	162
*	LGI Homes Inc.	1,619	161
*	SeaWorld Entertainment Inc.	2,816	161
	American Eagle Outfitters Inc.	10,002	158
	John Wiley & Sons Inc. Class A	3,332	158
	International Game Technology plc	6,438	158
*	Sonos Inc.	8,947	157
*	TripAdvisor Inc.	7,541	154
*	Sabre Corp.	24,159	148
*	Adtalem Global Education Inc.	3,454	144
	MDC Holdings Inc.	4,404	143
*	Under Armour Inc. Class C	16,373	143
*	Under Armour Inc. Class A	14,242	142
*,1	QuantumScape Corp. Class A	18,676	140
	News Corp. Class B	7,106	138
*	ODP Corp.	2,858	138
*	Luminar Technologies Inc. Class A	18,078	138
*	frontdoor Inc.	5,816	136
*	Central Garden & Pet Co. Class A	3,347	131
*	Urban Outfitters Inc.	4,515	131
*	Shake Shack Inc. Class A	2,467	130
	Bloomin' Brands Inc.	5,727	129
*	Liberty Media Corp.- Liberty Formula One Class A	2,335	128
*	Boot Barn Holdings Inc.	1,891	127
	Strategic Education Inc.	1,519	124
	Lennar Corp. Class B	1,694	123
	Winnebago Industries Inc.	2,089	122
	Cheesecake Factory Inc.	3,465	121
*	Six Flags Entertainment Corp.	5,010	121

		Shares	Market Value ($000)
	Oxford Industries Inc.	1,059	120
	MillerKnoll Inc.	5,861	119
*	Tri Pointe Homes Inc.	6,454	119
*	Duolingo Inc.	1,689	118
	PriceSmart Inc.	1,645	117
*	Brinker International Inc.	3,442	115
	Inter Parfums Inc.	1,187	113
*	Driven Brands Holdings Inc.	3,667	112
*	Dave & Buster's Entertainment Inc.	2,801	111
*	Liberty Media Corp.- Liberty Braves Class C	3,364	110
[1]	Paramount Global Class A	4,718	108
	Acushnet Holdings Corp.	2,324	106
*	KAR Auction Services Inc.	7,750	106
	Jack in the Box Inc.	1,440	104
*	Vista Outdoor Inc.	3,735	104
*,1	Fisker Inc.	13,491	104
	Rent-A-Center Inc.	4,295	103
*	Coursera Inc.	7,380	103
	Monro Inc.	2,218	101
*	XPEL Inc.	1,476	101
	Buckle Inc.	2,270	100
*	Everi Holdings Inc.	5,869	98
*	Cinemark Holdings Inc.	7,026	96
	Dillard's Inc. Class A	266	96
*	iRobot Corp.	1,846	96
*	Stride Inc.	2,673	95
*	Sweetgreen Inc. Class A	6,544	94
	Century Communities Inc.	1,939	93
*	Knowles Corp.	5,846	91
*	M/I Homes Inc.	1,944	88
*	Revolve Group Inc.	3,334	88
	HNI Corp.	2,976	86
*	Madison Square Garden Entertainment Corp.	1,797	86
*	Sally Beauty Holdings Inc.	7,197	85
*	Allegiant Travel Co.	1,017	84
	Krispy Kreme Inc.	5,423	84
	La-Z-Boy Inc.	3,001	82
	Laureate Education Inc. Class A	7,707	81
*	Malibu Boats Inc. Class A	1,411	81
	Scholastic Corp.	1,982	81
*	Overstock.com Inc.	3,008	80
*	G-III Apparel Group Ltd.	3,644	79
*	Abercrombie & Fitch Co. Class A	3,086	74
	Camping World Holdings Inc. Class A	2,685	74
*	SkyWest Inc.	4,009	74
	Wolverine World Wide Inc.	6,499	73
*	American Axle & Manufacturing Holdings Inc.	6,892	72
*	Clean Energy Fuels Corp.	10,608	72
	Sonic Automotive Inc. Class A	1,354	72
	Dine Brands Global Inc.	954	71
*	iHeartMedia Inc. Class A	8,734	70
*	Monarch Casino & Resort Inc.	814	69
*	Playtika Holding Corp.	7,342	69
	Sturm Ruger & Co. Inc.	1,246	68
*	Figs Inc. Class A	8,717	68
	Gray Television Inc.	5,614	66
*	Hawaiian Holdings Inc.	4,744	66
*	PROG Holdings Inc.	3,287	65

		Shares	Market Value ($000)
	Caleres Inc.	2,636	64
*	Cars.com Inc.	4,322	64
*	Udemy Inc.	4,524	64
*,1	Bally's Corp.	2,505	63
*	Petco Health & Wellness Co. Inc. Class A	5,688	63
*	ACV Auctions Inc. Class A	7,169	63
	Matthews International Corp. Class A	1,949	62
*	PowerSchool Holdings Inc. Class A	2,987	61
*	Carvana Co. Class A	7,781	60
*	Perdoceo Education Corp.	4,178	60
*	Poshmark Inc. Class A	3,370	60
*	Central Garden & Pet Co.	1,440	59
	Hibbett Inc.	891	59
*	Golden Entertainment Inc.	1,300	58
	RCI Hospitality Holdings Inc.	642	58
*	Imax Corp.	3,450	58
	Designer Brands Inc. Class A	3,632	56
	Arko Corp.	5,892	56
*	Lions Gate Entertainment Corp. Class B	7,637	54
*	EW Scripps Co. Class A	3,573	54
*	QuinStreet Inc.	3,737	53
	Standard Motor Products Inc.	1,386	53
*	Denny's Corp.	4,043	51
*	Qurate Retail Inc. Series A	21,696	51
*	Sun Country Airlines Holdings Inc.	2,402	49
*	Vizio Holding Corp. Class A	4,744	49
*,1	Mister Car Wash Inc.	4,804	49
*	Green Brick Partners Inc.	1,975	48
	Guess? Inc.	2,326	48
	Sinclair Broadcast Group Inc. Class A	2,573	48
*	OneSpaWorld Holdings Ltd.	4,854	48
*	Lions Gate Entertainment Corp. Class A	6,134	47
	Winmark Corp.	197	47
*	Corsair Gaming Inc.	2,808	47
*	BJ's Restaurants Inc.	1,447	46
*	TravelCenters of America Inc.	892	46
*	Boston Omaha Corp. Class A	1,587	45
*	Chico's FAS Inc.	7,647	45
*	GoPro Inc. Class A	7,961	44
*	Sleep Number Corp.	1,511	44
	Franchise Group Inc.	1,700	44
*	Stagwell Inc.	5,921	44
*	Bowlero Corp.	3,165	44
	Ethan Allen Interiors Inc.	1,505	43
*	MarineMax Inc.	1,308	43
	Ruth's Hospitality Group Inc.	2,432	43
*	Stoneridge Inc.	1,813	43
	A-Mark Precious Metals Inc.	1,244	43
*	Genesco Inc.	808	42
	Steelcase Inc. Class A	5,250	42
*	Viad Corp.	1,399	41
	AMERCO (XNGS)	617	39
	Interface Inc. Class A	3,636	39
	Movado Group Inc.	1,183	38
	Shoe Carnival Inc.	1,428	38
*	2U Inc.	4,743	38
	Ermenegildo Zegna NV	3,452	38
*	AMC Networks Inc. Class A	1,848	37

		Shares	Market Value ($000)
	Smith & Wesson Brands Inc.	3,140	37
*	Instructure Holdings Inc.	1,463	37
	Big Lots Inc.	1,843	36
*	Children's Place Inc.	1,008	36
*	Life Time Group Holdings Inc.	2,728	35
*	Master Craft Boat Holdings Inc.	1,340	34
*	Thryv Holdings Inc.	1,768	34
*,1	Blink Charging Co.	2,383	33
*	Accel Entertainment Inc. Class A	3,741	32
	Global Industrial Co.	1,298	32
*	Chuy's Holdings Inc.	978	31
*	Sportsman's Warehouse Holdings Inc.	3,203	31
*	Clear Channel Outdoor Holdings Inc.	26,849	30
*	Liquidity Services Inc.	1,795	30
*	America's Car-Mart Inc.	398	29
*	Beazer Homes USA Inc.	2,157	29
	Aaron's Co. Inc.	2,402	29
*	OneWater Marine Inc. Class A	854	28
*	Frontier Group Holdings Inc.	2,119	28
*	Gannett Co. Inc.	10,957	27
*	Portillo's Inc. Class A	1,328	27
	Haverty Furniture Cos. Inc.	810	26
*	ContextLogic Inc. Class A	34,885	26
	Carriage Services Inc. Class A	1,004	25
*	Stitch Fix Inc. Class A	6,173	25
	European Wax Center Inc. Class A	1,711	25
*	Sonder Holdings Inc.	14,353	25
*	Lovesac Co.	925	24
	Rush Enterprises Inc. Class B	446	24
*	Xponential Fitness Inc. Class A	995	22
*	Rover Group Inc. Class A	4,662	22
*	Arlo Technologies Inc.	5,486	21
*	Kura Sushi USA Inc. Class A	319	21
*	Integral Ad Science Holding Corp.	2,150	21
*	CarParts.com Inc.	3,721	20
*	Destination XL Group Inc.	3,033	20
*	Funko Inc. Class A	2,050	19
	Marcus Corp.	1,198	19
*	Vuzix Corp.	4,507	19
*	Bed Bath & Beyond Inc.	5,313	18
	Clarus Corp.	2,124	18
*	Motorcar Parts of America Inc.	1,559	18
*	Zumiez Inc.	795	18
*	Rush Street Interactive Inc.	5,041	18
*	BARK Inc.	10,841	18
*	Daily Journal Corp.	61	17
	Entravision Communications Corp. Class A	2,974	17
*	LL Flooring Holdings Inc.	2,495	17
	Build-A-Bear Workshop Inc.	719	17
*	Playstudios Inc.	3,962	17
*	Tupperware Brands Corp.	3,418	16
*,1	Canoo Inc.	11,616	16
	Johnson Outdoors Inc. Class A	257	15
	Bluegreen Vacations Holding Class A	712	15
*	AMMO Inc.	6,813	15
*	Purple Innovation Inc. Class A	2,705	14
*	Inspired Entertainment Inc.	1,134	14
*	Allbirds Inc. Class A	4,693	14

		Shares	Market Value ($000)
	Big 5 Sporting Goods Corp.	1,010	13
*	Citi Trends Inc.	438	13
*	Eastman Kodak Co.	3,188	13
*	Lindblad Expeditions Holdings Inc.	1,482	13
*	Quotient Technology Inc.	4,462	13
*	Universal Electronics Inc.	607	13
*	Lordstown Motors Corp. Class A	7,859	13
*	Vacasa Inc.	8,311	13
*	American Public Education Inc.	912	12
*	Cardlytics Inc.	2,612	12
*	Fossil Group Inc.	2,433	12
*	Hovnanian Enterprises Inc. Class A	249	12
	Kimball International Inc. Class B	1,654	12
*	Universal Technical Institute Inc.	1,632	12
*	Full House Resorts Inc.	1,583	12
	Alta Equipment Group Inc.	969	12
	Cato Corp. Class A	1,059	11
*	Noodles & Co. Class A	1,968	11
*	1-800-Flowers.com Inc. Class A	1,294	11
	Tilly's Inc. Class A	1,108	11
*	WW International Inc.	2,751	11
*	Dream Finders Homes Inc. Class A	1,077	11
*	Century Casinos Inc.	1,377	10
	El Pollo Loco Holdings Inc.	948	10
	Weber Inc. Class A	1,445	10
*	Wheels Up Experience Inc.	7,902	10
*	Holley Inc.	3,560	10
*	Focus Universal Inc.	888	10
*	Conn's Inc.	928	9
*	Latham Group Inc.	2,536	9
*	Snap One Holdings Corp.	1,146	9
*	Lands' End Inc.	694	8
	Rocky Brands Inc.	282	8
*	Tile Shop Holdings Inc.	1,892	8
	Weyco Group Inc.	309	8
*	First Watch Restaurant Group Inc.	541	8
*	Container Store Group Inc.	1,541	7
*	Cumulus Media Inc. Class A	916	7
*	Duluth Holdings Inc. Class B	760	7
*	Neogames SA	542	7
*	RealReal Inc.	3,816	6
*	Turtle Beach Corp.	677	6
*	ONE Group Hospitality Inc.	983	6
*	Outbrain Inc.	1,473	6
*	F45 Training Holdings Inc.	2,210	6
*	Reservoir Media Inc.	1,024	6
*	Nerdy Inc.	2,741	6
*	Gambling.com Group Ltd.	588	6
*	Cenntro Electric Group Ltd.	9,197	6
*	Biglari Holdings Inc. Class B	37	5
*	Express Inc.	3,256	5
	Superior Group of Cos. Inc.	500	5
*	Urban One Inc.	1,235	5
*	Mullen Automotive Inc.	24,590	5
	Lifetime Brands Inc.	528	4
*	Party City Holdco Inc.	5,358	4
*	Legacy Housing Corp.	255	4
	Marine Products Corp.	357	4

		Shares	Market Value ($000)
*	RumbleON Inc. Class B	514	4
*	Selectquote Inc.	6,909	4
*	ThredUP Inc. Class A	2,931	4
*	Aterian Inc.	3,341	4
*	Landsea Homes Corp.	645	4
*	Ondas Holdings Inc.	1,729	4
	JOANN Inc.	585	3
*	Traeger Inc.	1,061	3
*	Rent the Runway Inc. Class A	2,484	3
*	Torrid Holdings Inc.	617	2
*	Faraday Future Intelligent Electric Inc.	4,984	2
*	Solo Brands Inc. Class A	552	2
*	Lulu's Fashion Lounge Holdings Inc.	487	2
*	Bird Global Inc.	10,554	2
	NL Industries Inc.	169	1
*	Audacy Inc. Class A	5,246	1
*	aka Brands Holding Corp.	601	1
			408,808
Consumer Staples (5.7%)
	Procter & Gamble Co.	173,746	25,916
	PepsiCo Inc.	100,360	18,618
	Coca-Cola Co.	283,289	18,020
	Philip Morris International Inc.	112,835	11,246
	CVS Health Corp.	95,357	9,715
	Mondelez International Inc. Class A	100,090	6,767
	Altria Group Inc.	132,093	6,153
	Colgate-Palmolive Co.	59,863	4,638
	McKesson Corp.	10,543	4,024
	Archer-Daniels-Midland Co.	40,857	3,984
	General Mills Inc.	43,378	3,700
	Corteva Inc.	52,667	3,537
	Kimberly-Clark Corp.	24,293	3,295
	Sysco Corp.	37,025	3,203
	Constellation Brands Inc. Class A	10,998	2,830
*	Monster Beverage Corp.	27,055	2,783
	Hershey Co.	10,608	2,495
	Keurig Dr Pepper Inc.	62,145	2,403
	Kroger Co.	47,825	2,352
	Walgreens Boots Alliance Inc.	52,159	2,165
	Kraft Heinz Co.	50,882	2,002
	AmerisourceBergen Corp.	11,288	1,927
	McCormick & Co. Inc.	18,175	1,548
	Church & Dwight Co. Inc.	17,542	1,436
	Tyson Foods Inc. Class A	20,765	1,376
	Kellogg Co.	18,387	1,341
	Clorox Co.	8,947	1,330
	Conagra Brands Inc.	34,397	1,306
	J M Smucker Co.	7,441	1,146
	Bunge Ltd.	10,300	1,080
	Hormel Foods Corp.	20,815	978
	Lamb Weston Holdings Inc.	10,437	907
	Brown-Forman Corp. Class B	12,404	906
*	Darling Ingredients Inc.	11,767	845
	Campbell Soup Co.	14,026	753
	Molson Coors Beverage Co. Class B	12,666	698
*	Performance Food Group Co.	11,020	672
	Casey's General Stores Inc.	2,705	657
*	US Foods Holding Corp.	14,925	546

		Shares	Market Value ($000)
	Ingredion Inc.	4,725	463
*	Celsius Holdings Inc.	3,976	443
	Flowers Foods Inc.	13,596	409
*	Post Holdings Inc.	4,053	379
	Brown-Forman Corp. Class A	4,250	310
	Lancaster Colony Corp.	1,466	304
*	Simply Good Foods Co.	7,231	289
*	Boston Beer Co. Inc. Class A	716	275
*	Sprouts Farmers Market Inc.	7,948	273
*	Hostess Brands Inc. Class A	9,908	262
	Albertsons Cos. Inc. Class A	12,397	260
*	BellRing Brands Inc.	9,798	244
*	Freshpet Inc.	3,314	222
*	United Natural Foods Inc.	4,247	202
	J & J Snack Foods Corp.	1,218	200
*	Grocery Outlet Holding Corp.	6,581	199
	Primo Water Corp.	12,204	191
*	TreeHouse Foods Inc.	3,797	188
	Energizer Holdings Inc.	5,343	182
	Coca-Cola Consolidated Inc.	356	175
	WD-40 Co.	1,042	175
	Spectrum Brands Holdings Inc.	3,126	167
	Edgewell Personal Care Co.	3,764	163
	Cal-Maine Foods Inc.	2,761	161
	Nu Skin Enterprises Inc. Class A	3,809	159
	Universal Corp.	2,647	151
	Reynolds Consumer Products Inc.	4,505	144
*	Herbalife Nutrition Ltd.	7,253	127
	MGP Ingredients Inc.	945	118
	Vector Group Ltd.	9,644	107
	Weis Markets Inc.	1,192	104
	Ingles Markets Inc. Class A	987	100
*	Hain Celestial Group Inc.	4,899	92
	Medifast Inc.	732	92
*	Chefs' Warehouse Inc.	2,329	90
	National Beverage Corp.	1,741	90
	SpartanNash Co.	2,638	87
	Andersons Inc.	2,233	86
*	Pilgrim's Pride Corp.	3,147	82
	Utz Brands Inc.	4,067	78
*	Beauty Health Co.	6,762	73
	Seaboard Corp.	18	71
	Tootsie Roll Industries Inc.	1,427	64
[1]	B&G Foods Inc.	4,506	60
*,1	Beyond Meat Inc.	4,144	60
	Fresh Del Monte Produce Inc.	2,046	57
*	SunOpta Inc.	6,128	57
	John B Sanfilippo & Son Inc.	665	56
*	Mission Produce Inc.	3,184	51
*	Olaplex Holdings Inc.	8,006	48
	ACCO Brands Corp.	7,257	40
*	Benson Hill Inc.	12,664	39
*	USANA Health Sciences Inc.	696	38
*	Duckhorn Portfolio Inc.	2,394	38
	Calavo Growers Inc.	1,048	37
*	Vital Farms Inc.	2,396	34
	PetMed Express Inc.	1,610	32
*	Seneca Foods Corp. Class A	476	31

		Shares	Market Value ($000)
*	Sovos Brands Inc.	2,144	31
*	Veru Inc.	4,660	26
	Turning Point Brands Inc.	1,062	23
*	Rite Aid Corp.	4,271	22
*	GrowGeneration Corp.	2,934	20
*	Vita Coco Co. Inc.	1,405	17
*	Honest Co. Inc.	5,172	15
*	Lifecore Biomedical Inc.	1,164	10
	Alico Inc.	325	10
*	22nd Century Group Inc.	7,305	9
	Village Super Market Inc. Class A	353	8
*	Whole Earth Brands Inc.	1,819	8
*	BRC Inc. Class A	1,289	8
*	HF Foods Group Inc.	1,690	7
*	Nature's Sunshine Products Inc.	687	6
	Natural Grocers by Vitamin Cottage Inc.	516	5
*	PLBY Group Inc.	1,450	5
*	Vintage Wine Estates Inc.	1,643	5
*	Local Bounti Corp.	1,721	4
*,1	Tattooed Chef Inc.	2,273	3
*	AppHarvest Inc.	3,250	3
			168,272
Energy (5.4%)
	Exxon Mobil Corp.	303,248	33,764
	Chevron Corp.	142,930	26,200
	ConocoPhillips	92,713	11,451
	EOG Resources Inc.	42,728	6,064
	Schlumberger Ltd.	103,150	5,317
	Marathon Petroleum Corp.	36,262	4,417
	Occidental Petroleum Corp.	59,574	4,140
	Pioneer Natural Resources Co.	17,295	4,081
	Valero Energy Corp.	28,593	3,821
	Phillips 66	35,064	3,802
	Devon Energy Corp.	47,891	3,281
	Cheniere Energy Inc.	18,118	3,177
	Williams Cos. Inc.	88,313	3,064
*	Enphase Energy Inc.	9,534	3,056
	Hess Corp.	20,653	2,972
	Kinder Morgan Inc.	143,872	2,751
	Halliburton Co.	66,352	2,514
	ONEOK Inc.	32,287	2,161
	Baker Hughes Co. Class A	69,159	2,007
	Diamondback Energy Inc.	12,724	1,883
	Coterra Energy Inc.	57,451	1,603
	Marathon Oil Corp.	49,578	1,519
*	First Solar Inc.	7,726	1,333
	Targa Resources Corp.	16,703	1,243
	EQT Corp.	27,017	1,146
	APA Corp.	23,888	1,119
	Texas Pacific Land Corp.	429	1,112
	Ovintiv Inc. (XNYS)	18,828	1,050
	Chesapeake Energy Corp.	8,799	911
*	Antero Resources Corp.	21,322	779
	HF Sinclair Corp.	10,542	657
	NOV Inc.	28,676	644
*	Plug Power Inc.	37,483	598
*	Southwestern Energy Co.	80,607	558
	Matador Resources Co.	8,137	540

		Shares	Market Value ($000)
	Range Resources Corp.	18,533	535
	PDC Energy Inc.	6,887	512
	Murphy Oil Corp.	10,822	511
	ChampionX Corp.	15,421	476
	Chord Energy Corp.	3,001	458
	DTE Midstream LLC	6,991	422
	Helmerich & Payne Inc.	7,713	394
	SM Energy Co.	8,831	381
	Civitas Resources Inc.	5,456	367
*	Denbury Inc.	3,673	330
	Magnolia Oil & Gas Corp. Class A	12,175	318
	Patterson-UTI Energy Inc.	16,585	298
*	Valaris Ltd.	4,378	289
	PBF Energy Inc. Class A	7,086	282
*	Peabody Energy Corp.	8,702	278
	Antero Midstream Corp.	23,799	270
	California Resources Corp.	5,707	259
	Equitrans Midstream Corp.	30,702	258
	Cactus Inc. Class A	4,643	253
*	CNX Resources Corp.	13,876	241
*	Shoals Technologies Group Inc. Class A	8,040	233
*	ChargePoint Holdings Inc.	18,657	232
*	Weatherford International plc	5,307	230
*	Kosmos Energy Ltd.	34,076	227
*	Array Technologies Inc.	10,820	227
	Arcosa Inc.	3,648	223
	Alpha Metallurgical Resources Inc.	1,190	204
*	Noble Corp. plc	5,464	203
	CONSOL Energy Inc.	2,457	190
*	Golar LNG Ltd.	7,396	185
	Northern Oil and Gas Inc.	5,011	182
*	Liberty Energy Inc. Class A	10,658	176
	New Fortress Energy Inc. Class A	3,436	175
[1]	Arch Resources Inc.	1,076	166
*	Ameresco Inc. Class A	2,409	158
*	SunPower Corp.	6,236	151
*	Callon Petroleum Co.	3,451	145
*	Stem Inc.	10,857	142
	Delek US Holdings Inc.	4,568	141
	Permian resources Corp. Class A	13,837	141
	Brigham Minerals Inc. Class A	3,579	127
	Warrior Met Coal Inc.	3,414	126
	Enviva Inc.	2,192	124
*	Green Plains Inc.	3,475	120
	World Fuel Services Corp.	4,159	118
*	NexTier Oilfield Solutions Inc.	11,469	117
	Comstock Resources Inc.	6,166	113
*	Nabors Industries Ltd. (XNYS)	640	101
*	Tidewater Inc.	3,178	97
*	NOW Inc.	7,498	94
*	Oceaneering International Inc.	6,093	93
*	Tellurian Inc.	34,063	92
*	Talos Energy Inc.	4,626	91
*	FuelCell Energy Inc.	25,207	87
*	Expro Group Holdings NV	4,912	85
	CVR Energy Inc.	2,231	82
*	Par Pacific Holdings Inc.	3,388	79
*	Laredo Petroleum Inc.	1,141	73

		Shares	Market Value ($000)
	Archrock Inc.	8,120	71
*	Helix Energy Solutions Group Inc.	10,651	68
*	Diamond Offshore Drilling Inc.	7,152	68
*	Borr Drilling Ltd.	13,784	64
	Ranger Oil Corp. Class A	1,437	63
*	ProPetro Holding Corp.	5,528	61
*	Gulfport Energy Corp.	723	59
*	MRC Global Inc.	4,972	58
	RPC Inc.	5,713	53
*	Montauk Renewables Inc.	4,296	52
	Berry Corp.	5,666	51
*	Dril-Quip Inc.	2,158	51
	SunCoke Energy Inc.	5,857	50
*	W&T Offshore Inc.	7,294	50
*	Earthstone Energy Inc. Class A	3,116	49
*	SandRidge Energy Inc.	2,266	46
*	Bristow Group Inc.	1,775	46
	VAALCO Energy Inc.	8,644	45
	Select Energy Services Inc. Class A	5,314	44
*	Fluence Energy Inc.	2,515	43
	Kinetik Holdings Inc. Class A	1,169	40
*	REX American Resources Corp.	1,227	36
*	TETRA Technologies Inc.	9,139	35
*	Solid Power Inc.	9,314	34
*,1	EVgo Inc.	5,085	33
*	Gevo Inc.	14,728	32
	Crescent Energy Inc. Class A	2,258	32
*	SilverBow Resources Inc.	884	31
*	TPI Composites Inc.	2,358	28
*	DMC Global Inc.	1,489	27
*	ProFrac Holding Corp. Class A	1,059	25
*	Centrus Energy Corp. Class A	590	22
	Sitio Royalties Corp.	684	22
*	Oil States International Inc.	3,074	21
*	Energy Vault Holdings Inc.	5,011	19
*	Newpark Resources Inc.	4,289	17
	Solaris Oilfield Infrastructure Inc. Class A	1,597	17
	Riley Exploration Permian Inc.	521	17
*	Amplify Energy Corp.	1,796	15
	Ramaco Resources Inc.	1,120	13
*,1	ESS Tech Inc.	4,038	13
*	Ring Energy Inc.	4,366	12
*	National Energy Services Reunited Corp.	1,953	12
	NACCO Industries Inc. Class A	206	9
*	Heliogen Inc.	7,980	9
*	Aemetis Inc.	1,528	8
*	NextDecade Corp.	1,561	8
	HighPeak Energy Inc.	323	8
*	FTC Solar Inc.	2,141	5
*	Empire Petroleum Corp.	399	5
*,1	Volta Inc.	6,132	3
			159,117
Financials (11.9%)
*	Berkshire Hathaway Inc. Class B	131,012	41,740
	JPMorgan Chase & Co.	212,068	29,304
	Bank of America Corp.	510,519	19,323
	Wells Fargo & Co.	275,608	13,215
	Goldman Sachs Group Inc.	24,125	9,316

		Shares	Market Value ($000)
	Charles Schwab Corp.	110,606	9,129
	S&P Global Inc.	24,204	8,539
	Morgan Stanley	90,960	8,466
	BlackRock Inc.	10,906	7,809
	Citigroup Inc.	140,500	6,802
	Chubb Ltd.	30,090	6,607
	Marsh & McLennan Cos. Inc.	36,347	6,295
	Progressive Corp.	42,547	5,623
	PNC Financial Services Group Inc.	29,947	5,039
	Aon plc Class A (XNYS)	15,281	4,711
	Blackstone Inc.	51,127	4,680
	CME Group Inc.	26,059	4,599
	Truist Financial Corp.	96,652	4,524
	US Bancorp	97,265	4,415
	Intercontinental Exchange Inc.	40,160	4,350
	MetLife Inc.	48,768	3,740
	American International Group Inc.	55,190	3,483
	Moody's Corp.	11,612	3,464
	Travelers Cos. Inc.	17,220	3,269
	Aflac Inc.	45,445	3,269
	Arthur J Gallagher & Co.	15,061	2,999
	Prudential Financial Inc.	27,327	2,952
	MSCI Inc. Class A	5,723	2,906
	Allstate Corp.	19,681	2,635
	Ameriprise Financial Inc.	7,819	2,596
	Bank of New York Mellon Corp.	53,493	2,455
	Apollo Global Management Inc.	33,216	2,305
	KKR & Co. Inc.	42,028	2,182
	Discover Financial Services	20,039	2,171
	M&T Bank Corp.	12,652	2,151
	State Street Corp.	26,971	2,149
	T Rowe Price Group Inc.	16,444	2,054
	Willis Towers Watson plc	7,892	1,943
	Fifth Third Bancorp	49,926	1,815
	Hartford Financial Services Group Inc.	23,370	1,785
	Nasdaq Inc.	24,864	1,702
	First Republic Bank	13,319	1,700
	Raymond James Financial Inc.	14,159	1,655
	Huntington Bancshares Inc.	104,190	1,613
	Principal Financial Group Inc.	17,801	1,596
	Regions Financial Corp.	68,302	1,585
*	Arch Capital Group Ltd.	25,633	1,536
	Citizens Financial Group Inc.	35,211	1,492
	Northern Trust Corp.	15,062	1,402
	LPL Financial Holdings Inc.	5,787	1,370
*	Markel Corp.	991	1,313
	Cincinnati Financial Corp.	11,505	1,277
	Broadridge Financial Solutions Inc.	8,544	1,274
	KeyCorp	67,448	1,269
	FactSet Research Systems Inc.	2,736	1,262
	W R Berkley Corp.	14,851	1,133
	Brown & Brown Inc.	17,008	1,014
*	SVB Financial Group	4,244	984
	Cboe Global Markets Inc.	7,676	974
	Everest Re Group Ltd.	2,819	953
	First Horizon Corp.	37,856	941
	Equitable Holdings Inc.	27,663	878
	Ares Management Corp. Class A	11,069	868

		Shares	Market Value ($000)
	Loews Corp.	14,520	844
	Globe Life Inc.	6,421	770
	Fidelity National Financial Inc.	18,850	761
	First Citizens BancShares Inc. Class A	877	716
	MarketAxess Holdings Inc.	2,671	716
	East West Bancorp Inc.	10,108	710
	Reinsurance Group of America Inc.	4,841	699
	American Financial Group Inc.	4,818	685
	Comerica Inc.	9,545	685
	Webster Financial Corp.	12,549	682
	Signature Bank	4,453	621
	Unum Group	14,555	614
	Annaly Capital Management Inc.	28,289	613
	Cullen/Frost Bankers Inc.	4,209	611
	Ally Financial Inc.	22,330	603
	RenaissanceRe Holdings Ltd.	3,116	589
	Commerce Bancshares Inc.	7,589	569
	Franklin Resources Inc.	20,770	557
	Jefferies Financial Group Inc.	14,540	552
	Zions Bancorp NA	10,580	548
	Interactive Brokers Group Inc. Class A	6,735	541
	Western Alliance Bancorp	7,627	523
*,1	Coinbase Global Inc. Class A	11,419	522
	Erie Indemnity Co. Class A	1,831	517
	Invesco Ltd.	26,691	510
	Lincoln National Corp.	12,864	501
	Old Republic International Corp.	20,464	501
	Assurant Inc.	3,871	496
	Kinsale Capital Group Inc.	1,587	489
	Tradeweb Markets Inc. Class A	7,872	484
	Stifel Financial Corp.	7,438	478
	Voya Financial Inc.	7,104	469
	Glacier Bancorp Inc.	8,053	466
	SouthState Corp.	5,291	465
	Carlyle Group Inc.	14,800	461
	Prosperity Bancshares Inc.	6,048	457
	SEI Investments Co.	7,254	452
	Pinnacle Financial Partners Inc.	5,366	450
	Morningstar Inc.	1,830	449
	Starwood Property Trust Inc.	20,768	445
	Affiliated Managers Group Inc.	2,753	442
	Synovus Financial Corp.	10,363	437
	Selective Insurance Group Inc.	4,394	422
	First American Financial Corp.	7,496	410
	Primerica Inc.	2,699	402
	Old National Bancorp	20,702	396
*	Robinhood Markets Inc. Class A	40,992	393
	Valley National Bancorp	30,764	389
	Wintrust Financial Corp.	4,232	387
	AGNC Investment Corp.	38,062	380
	Cadence Bank	13,098	378
	Popular Inc.	5,161	377
	United Bankshares Inc.	8,796	377
	Hanover Insurance Group Inc.	2,538	374
	Bank OZK	8,020	370
	RLI Corp.	2,807	365
	OneMain Holdings Inc.	9,167	361
	FNB Corp.	24,844	350

		Shares	Market Value ($000)
	Blue Owl Capital Inc. Class A	30,878	349
	Houlihan Lokey Inc. Class A	3,538	348
	First Financial Bankshares Inc.	9,256	342
	Home BancShares Inc.	13,380	341
	Hancock Whitney Corp.	6,191	340
	Axis Capital Holdings Ltd.	5,805	334
	SLM Corp.	18,542	324
	Umpqua Holdings Corp.	15,873	322
	New York Community Bancorp Inc.	32,961	308
	Evercore Inc. Class A	2,665	307
	United Community Banks Inc.	7,743	302
	Essent Group Ltd.	7,537	302
	Independent Bank Corp. (XNGS)	3,319	300
	Assured Guaranty Ltd.	4,479	298
	Pacific Premier Bancorp Inc.	7,999	296
	Ameris Bancorp	5,562	294
	MGIC Investment Corp.	21,373	293
*	Brighthouse Financial Inc.	5,132	286
	First Interstate BancSystem Inc. Class A	6,563	286
	Blackstone Mortgage Trust Inc. Class A	11,283	285
	ServisFirst Bancshares Inc.	3,738	283
*,1	SoFi Technologies Inc.	58,507	283
	CVB Financial Corp.	9,783	281
	Kemper Corp.	4,873	277
	Rithm Capital Corp.	29,698	269
	Associated Banc-Corp.	10,829	266
	UMB Financial Corp.	3,091	264
	White Mountains Insurance Group Ltd.	193	262
	FirstCash Holdings Inc.	2,774	260
	Janus Henderson Group plc	10,149	257
	Lazard Ltd. Class A	6,855	251
	Community Bank System Inc.	3,835	250
	First Hawaiian Inc.	9,403	250
	Cathay General Bancorp	5,288	246
*	Ryan Specialty Holdings Inc.	5,949	240
*	Mr Cooper Group Inc.	5,275	238
	Columbia Banking System Inc.	6,965	237
*	Credit Acceptance Corp.	500	237
	Federated Hermes Inc.	6,228	236
	WSFS Financial Corp.	4,872	236
	Radian Group Inc.	11,881	233
	Bank of Hawaii Corp.	2,858	231
	Fulton Financial Corp.	12,312	229
	Eastern Bankshares Inc.	11,526	226
	PacWest Bancorp	8,335	218
	American Equity Investment Life Holding Co.	5,348	217
	BOK Financial Corp.	2,068	217
*	Texas Capital Bancshares Inc.	3,604	216
	Simmons First National Corp. Class A	9,170	213
	Atlantic Union Bankshares Corp.	5,956	212
	First BanCorp (XNYS)	13,785	212
	Walker & Dunlop Inc.	2,360	211
	International Bancshares Corp.	3,958	209
	BankUnited Inc.	5,652	208
	Moelis & Co. Class A	4,811	208
	Jackson Financial Inc. Class A	5,575	208
	Hamilton Lane Inc. Class A	2,745	203
*	Enstar Group Ltd.	932	203

		Shares	Market Value ($000)
	CNO Financial Group Inc.	8,589	202
	First Merchants Corp.	4,547	201
	Arbor Realty Trust Inc.	12,740	190
	First Financial Bancorp	7,146	189
	WesBanco Inc.	4,650	188
	Piper Sandler Cos.	1,278	184
	Banner Corp.	2,514	178
*	Axos Financial Inc.	4,423	177
*	Genworth Financial Inc. Class A	35,146	177
	Trustmark Corp.	4,840	177
	Independent Bank Group Inc.	2,644	174
	Park National Corp.	1,148	174
	Stock Yards Bancorp Inc.	2,313	171
	Renasant Corp.	4,167	170
	Seacoast Banking Corp. of Florida	4,955	170
	Towne Bank	5,264	170
	Washington Federal Inc.	4,811	170
*	Focus Financial Partners Inc. Class A	4,284	163
	Heartland Financial USA Inc.	3,326	162
	Lakeland Financial Corp.	2,045	161
*	Cannae Holdings Inc.	6,755	157
*	Trupanion Inc.	2,990	156
	Flagstar Bancorp Inc.	4,132	155
	Virtu Financial Inc. Class A	6,981	155
	Artisan Partners Asset Management Inc. Class A	4,407	153
	BancFirst Corp.	1,492	152
	NBT Bancorp Inc.	3,277	151
	Enterprise Financial Services Corp.	2,803	147
	First Bancorp (XNGS)	2,951	144
	Veritex Holdings Inc.	4,395	144
	TriCo Bancshares	2,597	142
	Bank of NT Butterfield & Son Ltd.	4,038	141
	Cohen & Steers Inc.	2,057	136
	Apollo Commercial Real Estate Finance Inc.	10,881	134
	Hope Bancorp Inc.	9,487	129
	City Holding Co.	1,231	125
	Eagle Bancorp Inc.	2,654	125
	Northwest Bancshares Inc.	8,134	124
	Provident Financial Services Inc.	5,520	124
	Chimera Investment Corp.	17,954	123
	Navient Corp.	7,396	123
	PennyMac Mortgage Investment Trust	8,040	123
	PJT Partners Inc. Class A	1,589	122
*	NMI Holdings Inc. Class A	5,621	121
	Sandy Spring Bancorp Inc.	3,438	120
	FB Financial Corp.	2,789	119
	Two Harbors Investment Corp.	7,226	119
*	Bancorp Inc.	3,896	117
	S&T Bancorp Inc.	3,117	117
	First Busey Corp.	4,467	116
*	BRP Group Inc. Class A	3,872	116
*	StoneX Group Inc.	1,146	116
	AMERISAFE Inc.	1,929	115
*	Palomar Holdings Inc.	1,832	115
	Horace Mann Educators Corp.	2,959	114
	PennyMac Financial Services Inc.	1,919	114
	Tompkins Financial Corp.	1,360	114
	OceanFirst Financial Corp.	4,740	111

		Shares	Market Value ($000)
	Safety Insurance Group Inc.	1,198	110
	Stellar Bancorp Inc.	3,252	110
	First Commonwealth Financial Corp.	7,387	109
	Westamerica BanCorp	1,748	108
	StepStone Group Inc. Class A	3,593	108
	Ladder Capital Corp. Class A	9,551	106
[1]	Claros Mortgage Trust Inc.	6,110	106
	National Bank Holdings Corp. Class A	2,258	105
	TrustCo Bank Corp. NY	2,668	104
	Hilltop Holdings Inc.	3,469	103
*,1	Upstart Holdings Inc.	5,273	103
	Berkshire Hills Bancorp Inc.	3,149	98
	Nelnet Inc. Class A	999	98
	New York Mortgage Trust Inc.	34,889	98
	BGC Partners Inc. Class A	22,530	97
*	Triumph Bancorp Inc.	1,584	95
	OFG Bancorp	3,241	94
	Franklin BSP Realty Trust Inc. REIT	6,442	94
*	Enova International Inc.	2,285	92
	Pathward Financial Inc.	2,112	92
	MFA Financial Inc. REIT	8,168	91
*	PRA Group Inc.	2,624	90
	Employers Holdings Inc.	1,926	89
	Stewart Information Services Corp.	1,997	88
	Ready Capital Corp.	6,416	86
	1st Source Corp.	1,490	85
	Virtus Investment Partners Inc.	435	84
	Southside Bancshares Inc.	2,260	82
*	Encore Capital Group Inc.	1,580	80
	Compass Diversified Holdings	4,092	80
	Origin Bancorp Inc.	1,923	79
	ProAssurance Corp.	3,950	79
*	Nicolet Bankshares Inc.	937	78
	Live Oak Bancshares Inc.	2,313	77
	Community Trust Bancorp Inc.	1,585	76
	Preferred Bank	1,010	76
*	Blucora Inc.	2,987	75
	CNA Financial Corp.	1,743	74
*	MoneyGram International Inc.	6,792	74
	Washington Trust Bancorp Inc.	1,497	74
	Lakeland Bancorp Inc.	3,906	73
	Dime Community Bancshares Inc.	2,004	71
	Federal Agricultural Mortgage Corp. Class C	556	70
	Heritage Financial Corp.	2,143	70
	Capitol Federal Financial Inc.	8,253	69
	German American Bancorp Inc.	1,719	69
*	LendingClub Corp.	6,607	68
	Cowen Inc. Class A	1,728	67
*	Customers Bancorp Inc.	2,068	67
	First Mid Bancshares Inc.	1,921	67
	Mercantile Bank Corp.	1,926	67
	KKR Real Estate Finance Trust Inc.	4,004	66
	Premier Financial Corp.	2,250	66
	Brookline Bancorp Inc.	4,565	65
	MidWestOne Financial Group Inc.	1,868	65
*	Silvergate Capital Corp. Class A	2,309	63
*	Lemonade Inc.	3,197	63
	ConnectOne Bancorp Inc.	2,345	62

		Shares	Market Value ($000)
	Arrow Financial Corp.	1,718	60
	Ellington Financial Inc.	4,433	60
	First of Long Island Corp.	3,092	60
	Mercury General Corp.	1,632	59
	Rocket Cos. Inc. Class A	7,136	59
	ARMOUR Residential REIT Inc.	9,863	58
	Bank of Marin Bancorp	1,628	58
	Hanmi Financial Corp.	2,136	58
	QCR Holdings Inc.	1,111	58
	WisdomTree Inc.	10,402	58
	Banc of California Inc.	3,383	57
	Old Second Bancorp Inc.	3,237	57
	B Riley Financial Inc.	1,271	56
*	Ambac Financial Group Inc.	3,383	55
*	Goosehead Insurance Inc. Class A	1,366	55
	Redwood Trust Inc.	6,954	55
	Heritage Commerce Corp.	3,831	54
	Peoples Bancorp Inc.	1,811	54
	James River Group Holdings Ltd.	2,246	54
	First Community Bankshares Inc.	1,446	53
	Univest Financial Corp.	1,853	52
	Argo Group International Holdings Ltd.	1,901	52
	HarborOne Bancorp Inc.	3,494	51
*	SiriusPoint Ltd.	7,816	51
	CBL & Associates Properties Inc.	1,658	51
	Amerant Bancorp Inc.	1,695	50
*	Assetmark Financial Holdings Inc.	2,029	50
*,1	Marathon Digital Holdings Inc.	7,907	50
	Brightspire Capital Inc. Class A	6,976	50
	Orchid Island Capital Inc. REIT	4,630	50
	Northfield Bancorp Inc.	3,091	49
*	Columbia Financial Inc.	2,175	48
	Granite Point Mortgage Trust Inc.	7,558	48
	Brightsphere Investment Group Inc.	2,374	48
	Cambridge Bancorp	528	47
	Camden National Corp.	1,064	47
	Flushing Financial Corp.	2,185	46
*	CrossFirst Bankshares Inc.	3,318	46
*	Riot Blockchain Inc.	9,716	45
*	Open Lending Corp. Class A	6,419	45
	Dynex Capital Inc.	3,355	44
	First Foundation Inc.	3,132	44
	TFS Financial Corp.	3,251	44
	Enact Holdings Inc.	1,766	44
	Brookfield Business Corp. Class A	1,932	43
	First Financial Corp.	865	42
	iStar Inc.	5,214	42
*	MBIA Inc.	3,324	42
	United Fire Group Inc.	1,362	42
	Broadmark Realty Capital Inc.	10,380	42
	Byline Bancorp Inc.	1,799	41
*	Metropolitan Bank Holding Corp.	646	41
	Peapack-Gladstone Financial Corp.	1,001	41
	Horizon Bancorp Inc.	2,459	40
	Banco Latinoamericano de Comercio Exterior SA Class E	2,413	40
*	Coastal Financial Corp.	801	40
	First Bancorp Inc. (XNMS)	1,150	39
	Kearny Financial Corp.	3,943	38

		Shares	Market Value ($000)
	Victory Capital Holdings Inc. Class A	1,325	38
	Central Pacific Financial Corp.	1,744	37
	SmartFinancial Inc.	1,222	37
	Merchants Bancorp	1,399	36
	Diamond Hill Investment Group Inc.	198	35
	Hingham Institution for Savings	119	35
	TPG RE Finance Trust Inc.	4,738	35
	GCM Grosvenor Inc. Class A	3,975	35
	Bank First Corp.	360	34
	Business First Bancshares Inc.	1,460	34
	Capital City Bank Group Inc.	954	34
	Farmers National Banc Corp.	2,219	34
	CNB Financial Corp.	1,305	33
	Great Southern Bancorp Inc.	519	33
	Midland States Bancorp Inc.	1,220	33
	Invesco Mortgage Capital REIT	2,506	33
	Bar Harbor Bankshares	1,058	32
	HomeStreet Inc.	1,165	32
	Five Star Bancorp	1,173	32
	HomeTrust Bancshares Inc.	1,202	31
*	Southern First Bancshares Inc.	624	31
	Equity Bancshares Inc. Class A	823	30
	Tiptree Inc.	2,159	30
	Enterprise Bancorp Inc.	840	29
*	EZCorp. Inc. Class A	2,851	29
	Peoples Financial Services Corp.	513	29
	Mid Penn Bancorp Inc.	888	29
	Capstar Financial Holdings Inc.	1,601	29
	Financial Institutions Inc.	1,084	27
	Civista Bancshares Inc.	1,128	26
	National Western Life Group Inc. Class A	124	26
*	Carter Bankshares Inc.	1,413	26
	Independent Bank Corp.	1,025	25
	Summit Financial Group Inc.	896	25
	AFC Gamma Inc.	1,451	25
	PCSB Financial Corp.	1,205	24
	Sculptor Capital Management Inc. Class A	2,360	24
*	Oscar Health Inc. Class A	8,227	24
*	World Acceptance Corp.	324	23
	Perella Weinberg Partners Class A	2,352	23
	American National Bankshares Inc.	576	22
	MVB Financial Corp.	926	22
	Southern Missouri Bancorp Inc.	417	22
	West BanCorp. Inc.	913	22
	Metrocity Bankshares Inc.	964	22
	Amalgamated Financial Corp.	834	22
	HCI Group Inc.	555	21
[1]	UWM Holdings Corp.	4,739	21
*	Bridgewater Bancshares Inc.	1,055	20
	Regional Management Corp.	668	20
	Republic Bancorp Inc. Class A	456	20
	Alerus Financial Corp.	849	20
*	Professional Holding Corp. Class A	665	20
*	Hippo Holdings Inc.	1,354	20
	Citizens & Northern Corp.	756	19
	Oppenheimer Holdings Inc. Class A	448	19
	RBB Bancorp	802	18
	Shore Bancshares Inc.	887	18

		Shares	Market Value ($000)
	Farmers & Merchants Bancorp Inc.	609	17
	First Internet Bancorp	673	17
*	LendingTree Inc.	711	17
	Waterstone Financial Inc.	989	17
	ACNB Corp.	426	17
*	Blue Foundry Bancorp	1,317	17
	First Business Financial Services Inc.	409	16
	Esquire Financial Holdings Inc.	354	16
	Primis Financial Corp.	1,278	16
	John Marshall Bancorp Inc.	567	16
	First Bancorp Inc. (XNGS)	471	15
	Home Bancorp Inc.	353	15
	Northeast Bank	344	15
	Macatawa Bank Corp.	1,351	15
	BCB Bancorp Inc.	736	14
	First Bank	943	14
	Guaranty Bancshares Inc.	382	14
	Sierra Bancorp	663	14
	Universal Insurance Holdings Inc.	1,309	14
	South Plains Financial Inc.	453	14
	Orrstown Financial Services Inc.	486	13
	Greene County Bancorp Inc.	176	13
*	Third Coast Bancshares Inc.	642	13
	BayCom Corp.	639	12
	Donegal Group Inc. Class A	840	12
*	FVCBankcorp Inc.	608	12
	Capital Bancorp Inc.	468	12
*	First Western Financial Inc.	405	12
	Luther Burbank Corp.	902	11
	PCB Bancorp	605	11
	Parke Bancorp Inc.	518	11
	Colony Bankcorp Inc.	832	11
	Blue Ridge Bankshares Inc.	839	11
	Investors Title Co.	63	10
	Unity Bancorp Inc.	361	10
	Silvercrest Asset Management Group Inc. Class A	521	10
	Red River Bancshares Inc.	192	10
	Corebridge Financial Inc.	445	10
	Bankwell Financial Group Inc.	288	9
*	Greenlight Capital Re Ltd. Class A	1,163	9
*	Oportun Financial Corp.	1,595	9
	First Guaranty Bancshares Inc.	315	8
	HBT Financial Inc.	424	8
	Nexpoint Real Estate Finance Inc.	424	8
*	USCB Financial Holdings Inc.	564	7
	Associated Capital Group Inc. Class A	145	6
*	Sterling Bancorp Inc.	932	6
*	Pioneer Bancorp Inc.	500	6
*	Consumer Portfolio Services Inc.	721	6
*	SWK Holdings Corp.	300	6
	Chicago Atlantic Real Estate Finance Inc.	375	6
	Crawford & Co. Class A	861	5
*	Republic First Bancorp Inc.	1,992	5
	Provident Bancorp Inc.	763	5
	Angel Oak Mortgage Inc.	678	5
*	Bakkt Holdings Inc.	2,827	5
	Curo Group Holdings Corp.	1,028	4
*	eHealth Inc.	1,174	4

		Shares	Market Value ($000)
*	NI Holdings Inc.	304	4
*	Velocity Financial LLC	431	4
*	Finance of America Cos. Inc. Class A	3,215	4
*	Doma Holdings Inc.	6,944	3
*	MarketWise Inc.	1,554	3
*	Sunlight Financial Holdings Inc.	1,701	3
*	Root Inc.	393	3
*	Trean Insurance Group Inc.	788	2
*	Rigetti Computing Inc.	1,619	2
			350,134
Health Care (14.1%)
	UnitedHealth Group Inc.	68,023	37,260
	Johnson & Johnson	191,380	34,066
	Eli Lilly & Co.	61,370	22,773
	AbbVie Inc.	128,591	20,726
	Pfizer Inc.	411,405	20,624
	Merck & Co. Inc.	184,028	20,265
	Thermo Fisher Scientific Inc.	28,464	15,946
	Abbott Laboratories	124,635	13,408
	Danaher Corp.	47,125	12,884
	Bristol-Myers Squibb Co.	154,894	12,435
	Amgen Inc.	38,793	11,110
	Elevance Health Inc.	17,545	9,350
	Gilead Sciences Inc.	91,341	8,022
	Medtronic plc	97,141	7,678
	Cigna Corp.	21,774	7,161
*	Intuitive Surgical Inc.	26,084	7,053
	Stryker Corp.	25,569	5,980
*	Vertex Pharmaceuticals Inc.	18,638	5,897
*	Regeneron Pharmaceuticals Inc.	7,558	5,681
	Zoetis Inc.	34,460	5,312
	Becton Dickinson and Co.	20,637	5,146
	Humana Inc.	9,187	5,052
*	Boston Scientific Corp.	103,813	4,700
*	Moderna Inc.	24,645	4,335
	HCA Healthcare Inc.	15,952	3,832
*	Centene Corp.	41,440	3,607
*	Edwards Lifesciences Corp.	45,073	3,482
	Agilent Technologies Inc.	21,790	3,377
*	DexCom Inc.	28,544	3,319
*	Biogen Inc.	10,673	3,257
*	IQVIA Holdings Inc.	13,536	2,951
*	IDEXX Laboratories Inc.	6,040	2,572
*	Illumina Inc.	11,467	2,501
	ResMed Inc.	10,519	2,421
	Baxter International Inc.	36,511	2,064
*	Alnylam Pharmaceuticals Inc.	8,869	1,956
*	Veeva Systems Inc. Class A	10,114	1,925
	Zimmer Biomet Holdings Inc.	15,303	1,838
*	Horizon Therapeutics plc	16,280	1,633
	Laboratory Corp. of America Holdings	6,636	1,597
	Cardinal Health Inc.	19,875	1,593
*	Insulet Corp.	5,053	1,513
*	Molina Healthcare Inc.	4,187	1,410
*	Hologic Inc.	17,824	1,357
*	BioMarin Pharmaceutical Inc.	13,392	1,352
	STERIS plc	7,234	1,344
	Quest Diagnostics Inc.	8,496	1,290

		Shares	Market Value ($000)
	West Pharmaceutical Services Inc.	5,464	1,282
	PerkinElmer Inc.	9,138	1,277
*	ABIOMED Inc.	3,299	1,246
*	Seagen Inc.	9,858	1,197
	Royalty Pharma plc Class A	26,590	1,169
*	Align Technology Inc.	5,789	1,138
	Cooper Cos. Inc.	3,500	1,107
*	Incyte Corp.	13,218	1,053
*	Avantor Inc.	44,009	981
	Bio-Techne Corp.	11,456	974
	Viatris Inc.	87,650	967
*	United Therapeutics Corp.	3,207	898
*	Neurocrine Biosciences Inc.	6,891	876
*	Charles River Laboratories International Inc.	3,644	833
*	QIAGEN NV	16,409	813
	Teleflex Inc.	3,454	809
*	Henry Schein Inc.	9,859	798
*	Sarepta Therapeutics Inc.	6,144	755
*	Repligen Corp.	4,015	718
*	Jazz Pharmaceuticals plc	4,437	696
*	Shockwave Medical Inc.	2,589	657
*	Bio-Rad Laboratories Inc. Class A	1,546	641
*	Catalent Inc.	12,389	621
	Universal Health Services Inc. Class B	4,572	598
*	Exact Sciences Corp.	12,971	583
*	Acadia Healthcare Co. Inc.	6,513	580
*	Novocure Ltd.	7,505	577
*	Halozyme Therapeutics Inc.	9,824	563
	Chemed Corp.	1,071	557
*	Penumbra Inc.	2,633	552
	Bruker Corp.	7,893	532
*	Masimo Corp.	3,489	506
*	Karuna Therapeutics Inc.	2,148	505
*	Inspire Medical Systems Inc.	2,086	504
	Organon & Co.	18,405	479
	DENTSPLY SIRONA Inc.	15,781	478
*	Ionis Pharmaceuticals Inc.	10,432	426
*	Elanco Animal Health Inc. (XNYS)	32,730	421
	Encompass Health Corp.	7,190	420
*	Globus Medical Inc. Class A	5,465	404
*	Envista Holdings Corp.	11,695	399
*	Exelixis Inc.	23,143	395
*	HealthEquity Inc.	6,095	387
*	Medpace Holdings Inc.	1,834	385
*	Guardant Health Inc.	7,204	377
	Ensign Group Inc.	3,894	370
*	Teladoc Health Inc.	12,839	366
*	Tenet Healthcare Corp.	7,742	358
*	Intra-Cellular Therapies Inc.	6,566	356
*	LHC Group Inc.	2,153	352
*	Option Care Health Inc.	11,350	342
*	Apellis Pharmaceuticals Inc.	6,837	341
	Perrigo Co. plc	9,961	321
*	QuidelOrtho Corp.	3,640	319
*	Haemonetics Corp.	3,671	313
*	Lantheus Holdings Inc.	4,982	309
*	DaVita Inc.	4,138	305
*	Merit Medical Systems Inc.	4,200	302

		Shares	Market Value ($000)
*	Alkermes plc	11,842	293
*	Integra LifeSciences Holdings Corp.	5,257	289
*	Mirati Therapeutics Inc.	3,142	287
*	Intellia Therapeutics Inc.	5,466	281
	Premier Inc. Class A	8,375	279
*	Doximity Inc. Class A	8,198	279
*	Syneos Health Inc.	7,422	262
*	Cytokinetics Inc.	6,112	260
*	10X Genomics Inc. Class A	6,712	259
*	Natera Inc.	6,241	257
*	Amicus Therapeutics Inc.	21,033	255
*	Inari Medical Inc.	3,471	255
*	agilon health Inc.	14,086	247
*	Arrowhead Pharmaceuticals Inc.	7,495	241
*	Axonics Inc.	3,513	241
*	iRhythm Technologies Inc.	2,199	240
*	Prestige Consumer Healthcare Inc.	3,899	240
*	Denali Therapeutics Inc.	7,362	235
*	ICU Medical Inc.	1,466	233
*	Vaxcyte Inc.	4,951	228
*	Beam Therapeutics Inc.	4,861	225
*	1Life Healthcare Inc.	13,189	224
*	LivaNova plc	4,040	224
*	Enovis Corp.	3,958	214
*	Amedisys Inc.	2,324	212
*	PTC Therapeutics Inc.	5,118	212
*	Progyny Inc.	5,678	208
*	Blueprint Medicines Corp.	4,334	207
*	IVERIC bio Inc.	8,735	206
*	STAAR Surgical Co.	3,443	197
*	Integer Holdings Corp.	2,583	192
	Select Medical Holdings Corp.	7,823	192
*	Tandem Diabetes Care Inc.	4,573	192
*	AbCellera Biologics Inc.	14,918	192
*	Sage Therapeutics Inc.	4,620	190
*	Oak Street Health Inc.	8,686	188
*	Pacific Biosciences of California Inc.	17,271	186
	Patterson Cos. Inc.	6,502	185
*	BioCryst Pharmaceuticals Inc.	13,642	182
	CONMED Corp.	2,185	181
*	Evolent Health Inc. Class A	6,243	180
*	Prothena Corp. plc	2,870	179
*	Ultragenyx Pharmaceutical Inc.	4,862	176
*	Insmed Inc.	9,107	168
*	Omnicell Inc.	3,210	166
*	Pacira BioSciences Inc.	3,446	166
*	Corcept Therapeutics Inc.	6,326	160
*	AtriCure Inc.	3,490	159
*	Fate Therapeutics Inc.	7,543	157
*	Veracyte Inc.	5,649	157
*	Arvinas Inc.	3,763	154
*	Glaukos Corp.	3,308	154
*	NuVasive Inc.	3,920	152
*	Signify Health Inc. Class A	5,300	152
*	Vir Biotechnology Inc.	5,339	151
*,1	Axsome Therapeutics Inc.	2,076	150
*	Certara Inc.	8,834	150
*	ACADIA Pharmaceuticals Inc.	9,301	145

		Shares	Market Value ($000)
	Embecta Corp.	4,341	143
*,1	Ginkgo Bioworks Holdings Inc.	68,415	136
*	TransMedics Group Inc.	2,134	132
*	Neogen Corp.	7,916	131
*	Agios Pharmaceuticals Inc.	4,280	129
*	Silk Road Medical Inc.	2,398	128
*	REVOLUTION Medicines Inc.	5,363	127
*	Supernus Pharmaceuticals Inc.	3,400	125
*	Myriad Genetics Inc.	6,120	124
*	Maravai LifeSciences Holdings Inc. Class A	8,337	124
*	Arcus Biosciences Inc.	3,455	122
*	Xencor Inc.	4,121	122
*	Cerevel Therapeutics Holdings Inc.	4,196	122
	Owens & Minor Inc.	5,773	119
*	Revance Therapeutics Inc.	5,409	117
*	Twist Bioscience Corp.	4,236	116
*	Celldex Therapeutics Inc.	3,104	115
*	Addus HomeCare Corp.	1,030	114
*	Cytek Biosciences Inc.	8,833	114
*	Dynavax Technologies Corp.	8,817	109
*	Krystal Biotech Inc.	1,404	109
*	Nevro Corp.	2,339	109
*	Akero Therapeutics Inc.	2,334	109
*	Relay Therapeutics Inc.	5,849	109
*	R1 RCM Inc.	11,930	108
*	AdaptHealth Corp. Class A	4,796	107
*	Catalyst Pharmaceuticals Inc.	6,343	106
*	Ironwood Pharmaceuticals Inc. Class A	8,766	106
*	Harmony Biosciences Holdings Inc.	1,768	106
*	Warby Parker Inc. Class A	6,125	104
*	Recursion Pharmaceuticals Inc. Class A	10,751	101
*	NeoGenomics Inc.	8,827	99
*	Phreesia Inc.	3,513	98
*	Amylyx Pharmaceuticals Inc.	2,479	95
*	Meridian Bioscience Inc.	2,949	94
*	CorVel Corp.	606	93
*	Novavax Inc.	5,619	93
*,1	Cassava Sciences Inc.	2,634	92
*	Alignment Healthcare Inc.	6,904	92
*	Syndax Pharmaceuticals Inc.	3,774	90
*	Prometheus Biosciences Inc.	2,198	90
*	FibroGen Inc.	6,219	89
*	Pediatrix Medical Group Inc.	5,582	89
*	Replimune Group Inc.	4,281	88
*	Avanos Medical Inc.	3,215	86
*	Travere Thrapeutics Inc.	4,288	86
*	RadNet Inc.	4,265	84
*	Apollo Medical Holdings Inc.	2,919	83
*	Chinook Therapeutics Inc.	3,616	82
*	Verve Therapeutics Inc.	3,494	81
*	Amphastar Pharmaceuticals Inc.	2,714	80
*	Ligand Pharmaceuticals Inc.	1,077	79
*	ImmunoGen Inc.	14,979	78
	LeMaitre Vascular Inc.	1,659	78
*	MannKind Corp.	16,598	78
*	Sangamo Therapeutics Inc.	21,022	77
*	Iovance Biotherapeutics Inc.	11,879	76
*	DICE Therapeutics Inc.	2,171	76

		Shares	Market Value ($000)
	Healthcare Services Group Inc.	5,376	75
*	Kura Oncology Inc.	4,753	75
*	Surgery Partners Inc.	2,666	75
	US Physical Therapy Inc.	857	74
*	Zentalis Pharmaceuticals Inc.	3,333	74
*	TG Therapeutics Inc.	8,251	73
*	Vericel Corp.	3,195	73
*	Aclaris Therapeutics Inc.	4,691	71
*	NextGen Healthcare Inc.	3,397	71
*	Crinetics Pharmaceuticals Inc.	3,926	70
*	Kymera Therapeutics Inc.	2,401	70
*	Reata Pharmaceuticals Inc. Class A	1,752	69
*	Privia Health Group Inc.	2,890	69
	Atrion Corp.	113	68
*	ModivCare Inc.	888	68
*	PROCEPT BioRobotics Corp.	1,590	68
*	REGENXBIO Inc.	2,817	67
*	Avid Bioservices Inc.	4,173	65
*	Outset Medical Inc.	3,027	64
*	Bridgebio Pharma Inc.	6,360	60
*	UFP Technologies Inc.	503	60
*	Keros Therapeutics Inc.	1,209	60
*	Paragon 28 Inc.	2,917	60
*	Adaptive Biotechnologies Corp.	6,727	59
*	Geron Corp. (XNGS)	25,436	59
*	Allogene Therapeutics Inc.	5,833	58
*	23andMe Holding Co. Class A	18,973	58
*	Editas Medicine Inc. Class A	5,394	57
*	Enanta Pharmaceuticals Inc.	1,307	57
*	Rocket Pharmaceuticals Inc.	3,018	57
*	Inhibrx Inc.	1,905	57
*	Cogent Biosciences Inc.	4,438	56
*	Madrigal Pharmaceuticals Inc.	779	55
*	Lyell Immunopharma Inc.	12,993	55
*	Cutera Inc.	1,129	54
*	Imago Biosciences Inc.	1,519	54
*	Deciphera Pharmaceuticals Inc.	3,315	53
*	ViewRay Inc.	10,964	53
*	Fulgent Genetics Inc.	1,456	53
*	Sotera Health Co.	6,408	53
*	EQRx Inc.	13,966	53
*	Innoviva Inc.	3,955	52
*	Agenus Inc.	18,915	51
*	Alphatec Holdings Inc.	4,987	51
*	Emergent BioSolutions Inc.	4,113	51
*	Invitae Corp.	17,063	51
*	SpringWorks Therapeutics Inc.	2,094	51
*	Arcutis Biotherapeutics Inc.	2,953	51
*	American Well Corp. Class A	13,936	51
*	Hims & Hers Health Inc.	8,182	51
*	Treace Medical Concepts Inc.	2,224	51
*	Ventyx Biosciences Inc.	1,774	51
*	BioLife Solutions Inc.	2,366	50
*	Varex Imaging Corp.	2,362	50
*	Morphic Holding Inc.	1,819	50
*	Aurinia Pharmaceuticals Inc.	9,653	50
*	Collegium Pharmaceutical Inc.	2,257	49
	National HealthCare Corp.	785	48

		Shares	Market Value ($000)
*	Anavex Life Sciences Corp.	5,354	47
*	Provention Bio Inc.	5,171	47
*	Theravance Biopharma Inc.	4,391	47
*	ADMA Biologics Inc.	14,196	47
*	Viridian Therapeutics Inc.	1,847	47
*	Bluebird Bio Inc.	5,963	46
*	Immunovant Inc.	3,486	46
*	Affimed NV	20,791	45
*	Mersana Therapeutics Inc.	6,628	44
*	OPKO Health Inc.	29,371	44
*	Kiniksa Pharmaceuticals Ltd. Class A	2,607	44
*	Avidity Biosciences Inc.	3,791	44
*	Enhabit Inc.	3,041	44
*,1	Bionano Genomics Inc.	21,468	43
*	Multiplan Corp.	29,185	43
*	2seventy bio Inc.	2,730	43
*	Cara Therapeutics Inc.	3,537	42
*,1	Sharecare Inc.	22,148	42
*	DocGo Inc.	5,691	42
*	Arcellx Inc.	2,102	42
*	Cerus Corp.	10,215	41
*	OrthoPediatrics Corp.	926	41
*	Ideaya Biosciences Inc.	2,299	41
*	Cardiovascular Systems Inc.	2,866	40
*	HealthStream Inc.	1,564	40
*	AnaptysBio Inc.	1,399	39
*	CTI BioPharma Corp.	6,553	39
*	CareDx Inc.	2,989	39
*	Vanda Pharmaceuticals Inc.	3,539	39
*	Heska Corp.	592	38
*	Surmodics Inc.	1,046	38
*	ANI Pharmaceuticals Inc.	897	38
	National Research Corp.	965	37
*	Alector Inc.	4,381	37
*	Day One Biopharmaceuticals Inc.	1,732	37
*	Caribou Biosciences Inc.	3,996	37
*	Erasca Inc.	4,924	37
*	AngioDynamics Inc.	2,800	36
*	Brookdale Senior Living Inc.	11,338	36
*	Gossamer Bio Inc.	4,257	36
*	Inogen Inc.	1,612	36
*	Seres Therapeutics Inc.	5,608	36
*	Nurix Therapeutics Inc.	2,877	36
*	Point Biopharma Global Inc.	5,348	36
*	Axogen Inc.	3,201	35
*	Health Catalyst Inc.	3,316	35
*	Senseonics Holdings Inc.	31,214	35
*	Atara Biotherapeutics Inc.	7,597	34
*	Inovio Pharmaceuticals Inc.	16,617	34
*	Castle Biosciences Inc.	1,453	34
*	Rapt Therapeutics Inc.	1,930	34
*	Accolade Inc.	3,838	34
*	4D Molecular Therapeutics Inc.	1,418	34
*	Coherus Biosciences Inc.	4,776	33
*	Karyopharm Therapeutics Inc.	6,216	33
*	Nektar Therapeutics Class A	11,863	33
*	Design Therapeutics Inc.	2,331	33
*,1	Nano-X Imaging Ltd.	3,096	33

		Shares	Market Value ($000)
*	Biohaven Ltd.	2,117	33
*	Computer Programs and Systems Inc.	1,064	32
*	Esperion Therapeutics Inc.	4,804	32
*	Agiliti Inc.	1,954	32
*	Nuvalent Inc. Class A	967	32
*	Artivion Inc.	2,445	31
*	Butterfly Network Inc.	9,649	31
*	Cue Health Inc.	9,639	31
*	SI-BONE Inc.	2,412	30
*	Sorrento Therapeutics Inc.	22,806	30
*	Dyne Therapeutics Inc.	2,565	30
*	Clover Health Investments Corp. Class A	23,245	30
*	Community Health Systems Inc.	8,468	29
*	OptimizeRx Corp.	1,369	29
	SIGA Technologies Inc.	3,123	29
*	MiMedx Group Inc.	8,944	29
*	Albireo Pharma Inc.	1,320	29
*	Arcturus Therapeutics Holdings Inc.	1,579	29
*	MaxCyte Inc.	4,851	29
*	Adicet Bio Inc.	1,527	28
*	Sana Biotechnology Inc.	5,627	28
*	C4 Therapeutics Inc.	3,187	27
*	SomaLogic Inc.	9,530	27
*	Codexis Inc.	4,706	26
*	Mirum Pharmaceuticals Inc.	1,406	26
*	iTeos Therapeutics Inc.	1,276	26
*	ImmunityBio Inc.	4,806	26
*	Protagonist Therapeutics Inc.	3,105	25
*	Atea Pharmaceuticals Inc.	5,308	25
*	Orthofix Medical Inc.	1,354	24
*	PetIQ Inc. Class A	1,991	24
*	Quanterix Corp.	1,823	24
*	NanoString Technologies Inc.	3,306	23
*	Anika Therapeutics Inc.	704	22
*	Heron Therapeutics Inc.	8,276	22
*	Edgewise Therapeutics Inc.	2,471	22
*	Cano Health Inc.	11,577	22
*	Eagle Pharmaceuticals Inc.	569	21
*	Pennant Group Inc.	2,075	21
*	Fulcrum Therapeutics Inc.	3,065	21
*	ALX Oncology Holdings Inc.	1,927	21
*	Generation Bio Co.	3,963	21
*	Kezar Life Sciences Inc.	2,745	21
*	LifeStance Health Group Inc.	4,142	21
*	Intercept Pharmaceuticals Inc.	1,348	20
*	MacroGenics Inc.	3,131	20
*	PMV Pharmaceuticals Inc.	2,044	20
*	Cullinan Oncology Inc.	1,646	20
*	Vera Therapeutics Inc. Class A	1,201	20
*	Monte Rosa Therapeutics Inc.	2,381	20
*	Ocular Therapeutix Inc.	6,261	19
*	Nkarta Inc.	2,230	19
*	Seer Inc. Class A	2,922	19
*	OmniAb Inc.	5,277	19
*	Ocugen Inc.	11,373	18
*	Tango Therapeutics Inc.	2,346	18
*	Cincor Pharma Inc.	1,517	18
*	Evolus Inc.	2,392	17

		Shares	Market Value ($000)
*	OraSure Technologies Inc.	3,300	17
	Utah Medical Products Inc.	195	17
*	Sutro Biopharma Inc.	2,103	16
*	Bioxcel Therapeutics Inc.	956	16
*	NGM Biopharmaceuticals Inc.	2,868	16
*	908 Devices Inc.	1,472	16
*	Pear Therapeutics Inc.	8,824	16
*	Organogenesis Holdings Inc. Class A	5,493	15
*	Pulmonx Corp.	2,489	15
*	Tarsus Pharmaceuticals Inc.	918	15
*	Janux Therapeutics Inc.	1,071	15
*	Eiger BioPharmaceuticals Inc.	3,168	14
*	Arbutus Biopharma Corp.	5,805	14
*	Kinnate Biopharma Inc.	1,709	14
*	Amneal Pharmaceuticals Inc.	5,238	13
	iRadimed Corp.	435	13
	Phibro Animal Health Corp. Class A	1,028	13
	Zynex Inc.	939	13
*	RxSight Inc.	1,037	13
*	Aura Biosciences Inc.	920	13
*	HilleVax Inc.	655	13
*	Kodiak Sciences Inc.	1,659	12
*	Stoke Therapeutics Inc.	1,608	12
*	Liquidia Corp.	2,395	12
*	Century Therapeutics Inc.	1,146	12
*	Sight Sciences Inc.	1,094	12
*	CareMax Inc.	3,010	12
*	SeaSpine Holdings Corp.	1,429	11
*	IGM Biosciences Inc.	500	11
*	Allovir Inc.	1,484	11
*	Nuvation Bio Inc.	5,848	11
*	Akoya Biosciences Inc.	865	11
*	Quantum-Si Inc.	4,606	11
*	GreenLight Biosciences Holdings PBC	7,177	11
*	Joint Corp.	664	10
*	KalVista Pharmaceuticals Inc.	1,804	10
*	Y-mAbs Therapeutics Inc.	2,309	10
*	Phathom Pharmaceuticals Inc.	983	10
*	Vaxart Inc.	8,457	10
*	Bright Health Group Inc.	9,625	10
*	Aadi Bioscience Inc.	737	10
*	Xeris Biopharma Holdings Inc.	6,638	10
*	Vicarious Surgical Inc.	2,781	10
*	Celularity Inc.	5,769	10
*	MeiraGTx Holdings plc	1,440	9
*	Relmada Therapeutics Inc.	2,014	9
*	Inotiv Inc.	1,431	9
*	Aerovate Therapeutics Inc.	488	9
*	Zimvie Inc.	993	9
*	PepGen Inc.	616	9
*	Chimerix Inc.	3,642	8
*	Tactile Systems Technology Inc.	934	8
*	Precigen Inc.	4,601	8
*	Absci Corp.	3,347	8
*	Lexicon Pharmaceuticals Inc.	3,282	7
*	Berkeley Lights Inc.	2,368	7
*	Singular Genomics Systems Inc.	3,259	7
*	P3 Health Partners Inc.	1,366	7

		Shares	Market Value ($000)
*	Foghorn Therapeutics Inc.	947	6
*	Innovage Holding Corp.	929	6
*	Outlook Therapeutics Inc.	4,413	5
*	Rigel Pharmaceuticals Inc.	7,776	5
*	VBI Vaccines Inc.	8,649	5
*	Athira Pharma Inc.	1,570	5
*	Instil Bio Inc.	3,901	5
*	Invivyd Inc.	2,165	5
*	Humacyte Inc.	1,603	5
*	Thorne HealthTech Inc.	1,058	5
*	Oncology Institute Inc.	3,482	5
*	Alpine Immune Sciences Inc.	599	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Kronos Bio Inc.	1,885	4
*	Praxis Precision Medicines Inc.	1,837	4
*	Bioventus Inc. Class A	1,856	4
*	Nautilus Biotechnology Inc.	2,441	4
*	Icosavax Inc.	1,108	4
*	Tenaya Therapeutics Inc.	1,587	4
*	Theseus Pharmaceuticals Inc.	598	4
*	Tyra Biosciences Inc.	620	4
*	Enochian Biosciences Inc.	1,776	3
*	EyePoint Pharmaceuticals Inc.	1,066	3
*	Rallybio Corp.	498	3
*	Sema4 Holdings Corp.	8,025	3
*	Babylon Holdings Ltd. Classs A	5,658	3
*	Third Harmonic Bio Inc.	147	3
*	Talaris Therapeutics Inc.	1,109	2
*	Alpha Teknova Inc.	333	2
*	ATI Physical Therapy Inc.	3,817	2
	AirSculpt Technologies Inc.	469	2
*	Science 37 Holdings Inc.	3,130	2
*	Jounce Therapeutics Inc.	1,596	1
*	VistaGen Therapeutics Inc.	9,268	1
*	Aveanna Healthcare Holdings Inc.	1,874	1
*	An2 Therapeutics Inc.	76	1
*	Pardes Biosciences Inc.	1,452	1
*,1	Tricida Inc.	1,668	—
*,2	Synergy Pharmaceuticals Inc.	12,927	—
*,2	Progenics Pharmaceuticals Inc. CVR	4,323	—
*,2	OmniAb Inc. (XNMS)	409	—
*,2	OmniAb Inc.	408	—
			417,508
Industrials (13.4%)
	Visa Inc. Class A	119,703	25,976
	Mastercard Inc. Class A	62,587	22,306
	Accenture plc Class A	46,076	13,866
	Honeywell International Inc.	49,096	10,779
	Raytheon Technologies Corp.	107,978	10,660
	United Parcel Service Inc. Class B (XNYS)	53,365	10,125
	Union Pacific Corp.	45,594	9,913
	Caterpillar Inc.	38,437	9,087
	Deere & Co.	20,414	9,003
	Lockheed Martin Corp.	17,251	8,370
	Automatic Data Processing Inc.	30,359	8,019
*	Boeing Co.	39,966	7,149
	American Express Co.	43,848	6,910
	General Electric Co.	80,012	6,879

		Shares	Market Value ($000)
*	PayPal Holdings Inc.	84,447	6,621
	Northrop Grumman Corp.	10,662	5,686
	3M Co.	41,282	5,200
	Illinois Tool Works Inc.	22,432	5,103
	CSX Corp.	155,323	5,077
	Eaton Corp. plc	29,145	4,764
*	Fiserv Inc.	42,875	4,474
	General Dynamics Corp.	17,690	4,465
	Norfolk Southern Corp.	17,051	4,374
	Sherwin-Williams Co.	17,423	4,341
	Emerson Electric Co.	43,015	4,120
	Johnson Controls International plc	50,666	3,366
	Fidelity National Information Services Inc.	44,282	3,214
	L3Harris Technologies Inc.	14,005	3,180
	FedEx Corp.	17,448	3,179
	Trane Technologies plc	16,956	3,025
	Cintas Corp.	6,297	2,908
	Paychex Inc.	23,381	2,900
	Capital One Financial Corp.	27,883	2,879
	Parker-Hannifin Corp.	9,288	2,777
	Carrier Global Corp.	61,614	2,731
*	Block Inc. (XNYS)	38,857	2,633
	PACCAR Inc.	24,745	2,621
	Cummins Inc.	10,211	2,565
	DuPont de Nemours Inc.	36,253	2,556
	Otis Worldwide Corp.	30,638	2,393
	AMETEK Inc.	16,681	2,376
*	Keysight Technologies Inc.	13,102	2,370
*	Mettler-Toledo International Inc.	1,613	2,370
	TransDigm Group Inc.	3,771	2,370
	PPG Industries Inc.	17,202	2,326
	Rockwell Automation Inc.	8,534	2,255
	Old Dominion Freight Line Inc.	7,380	2,233
	Global Payments Inc.	20,082	2,084
	Verisk Analytics Inc. Class A	11,236	2,064
	WW Grainger Inc.	3,312	1,997
*	United Rentals Inc.	5,049	1,782
	Equifax Inc.	8,960	1,768
	Fortive Corp.	26,084	1,762
	Vulcan Materials Co.	9,610	1,762
	Martin Marietta Materials Inc.	4,489	1,645
	Ingersoll Rand Inc.	29,959	1,617
	Quanta Services Inc.	10,464	1,568
*	Waters Corp.	4,362	1,512
	Xylem Inc.	13,167	1,479
	Dover Corp.	10,398	1,476
*	Teledyne Technologies Inc.	3,359	1,411
	Expeditors International of Washington Inc.	11,883	1,379
	Amcor plc	108,514	1,340
	Westinghouse Air Brake Technologies Corp.	13,156	1,330
	Synchrony Financial	34,741	1,306
	IDEX Corp.	5,489	1,304
	Ball Corp.	22,436	1,258
	Jacobs Solutions Inc.	9,267	1,173
	Textron Inc.	15,749	1,124
	JB Hunt Transport Services Inc.	6,026	1,108
*	Fair Isaac Corp.	1,773	1,099
*	Trimble Inc.	18,040	1,078

		Shares	Market Value ($000)
*	FleetCor Technologies Inc.	5,345	1,049
	Howmet Aerospace Inc.	27,795	1,047
*	Zebra Technologies Corp. Class A	3,820	1,032
	Booz Allen Hamilton Holding Corp. Class A	9,517	1,013
	Hubbell Inc. Class B	3,918	995
	Jack Henry & Associates Inc.	5,233	991
	Nordson Corp.	4,189	991
	Carlisle Cos. Inc.	3,729	981
	RPM International Inc.	9,263	960
	Packaging Corp. of America	6,702	911
	Snap-on Inc.	3,775	908
	TransUnion	14,345	905
*	Axon Enterprise Inc.	4,910	904
	CH Robinson Worldwide Inc.	8,910	893
	Stanley Black & Decker Inc.	10,691	874
*	Bill.com Holdings Inc.	7,065	851
	Toro Co.	7,610	845
	Graco Inc.	12,016	841
	Masco Corp.	16,292	827
	AECOM	9,489	807
*	WillScot Mobile Mini Holdings Corp.	15,080	727
	Allegion plc	6,367	724
*	Builders FirstSource Inc.	11,209	717
	Westrock Co.	18,656	707
	Crown Holdings Inc.	8,434	693
	HEICO Corp. Class A	5,190	658
	Huntington Ingalls Industries Inc.	2,821	654
	Knight-Swift Transportation Holdings Inc.	11,545	640
	Watsco Inc.	2,381	640
	Regal Rexnord Corp.	4,829	633
*	Paylocity Holding Corp.	2,886	629
	Cognex Corp.	12,609	628
	Owens Corning	7,057	627
	Robert Half International Inc.	7,903	623
	Tetra Tech Inc.	4,000	618
	Fortune Brands Home & Security Inc.	9,419	615
	Genpact Ltd.	13,166	607
	Lennox International Inc.	2,302	600
	HEICO Corp.	3,682	598
	Lincoln Electric Holdings Inc.	4,017	594
	AGCO Corp.	4,461	592
*	Middleby Corp.	3,928	566
	Sealed Air Corp.	10,599	564
	A O Smith Corp.	9,220	560
	EMCOR Group Inc.	3,564	552
	Pentair plc	12,044	551
*	WEX Inc.	3,178	538
	Donaldson Co. Inc.	8,766	534
	Berry Global Group Inc.	9,043	530
	Sensata Technologies Holding plc	11,665	526
	AptarGroup Inc.	4,840	514
	Graphic Packaging Holding Co.	22,354	514
	Valmont Industries Inc.	1,513	512
	ITT Inc.	6,036	510
	Curtiss-Wright Corp.	2,803	495
	nVent Electric plc	12,154	486
*	Generac Holdings Inc.	4,523	477
*	Saia Inc.	1,909	465

		Shares	Market Value ($000)
	Landstar System Inc.	2,655	459
	MDU Resources Group Inc.	14,462	455
	Acuity Brands Inc.	2,384	449
	Advanced Drainage Systems Inc.	4,586	446
	Oshkosh Corp.	4,792	441
*	ExlService Holdings Inc.	2,343	439
	Sonoco Products Co.	7,116	437
	Littelfuse Inc.	1,764	435
*	Axalta Coating Systems Ltd.	15,975	429
*	MasTec Inc.	4,658	423
*	FTI Consulting Inc.	2,438	421
*	WESCO International Inc.	3,242	418
	Woodward Inc.	4,336	415
	BWX Technologies Inc.	6,705	408
	Western Union Co.	27,524	403
	Brunswick Corp.	5,317	395
	Exponent Inc.	3,808	394
*	AMN Healthcare Services Inc.	3,150	390
*	Mohawk Industries Inc.	3,795	385
	MSA Safety Inc.	2,726	384
*	Chart Industries Inc.	2,676	383
	Applied Industrial Technologies Inc.	2,812	373
*	Atkore Inc.	3,052	373
*	Trex Co. Inc.	8,038	369
*	TopBuild Corp.	2,390	368
*	GXO Logistics Inc.	7,843	368
	Eagle Materials Inc.	2,688	366
	Crane Holdings Co.	3,423	363
*	Fluor Corp.	10,532	354
	MKS Instruments Inc.	4,192	352
	Ryder System Inc.	3,637	340
	Comfort Systems USA Inc.	2,661	337
	Louisiana-Pacific Corp.	5,241	334
	ManpowerGroup Inc.	3,806	333
	HB Fuller Co.	4,058	326
	Allison Transmission Holdings Inc.	7,205	323
*	ASGN Inc.	3,539	321
	Silgan Holdings Inc.	6,035	319
	Insperity Inc.	2,680	318
	Maximus Inc.	4,518	318
	Watts Water Technologies Inc. Class A	2,008	318
*	Euronet Worldwide Inc.	3,375	314
*	Aerojet Rocketdyne Holdings Inc.	5,988	311
*	Kirby Corp.	4,399	307
	GATX Corp.	2,693	304
	Triton International Ltd.	4,479	302
	Flowserve Corp.	9,534	299
	Air Lease Corp. Class A	7,680	297
	Simpson Manufacturing Co. Inc.	3,114	290
*	XPO Logistics Inc.	7,463	288
*	API Group Corp.	14,984	288
	MSC Industrial Direct Co. Inc. Class A	3,338	286
	Altra Industrial Motion Corp.	4,806	282
*	ATI Inc.	9,203	281
	Franklin Electric Co. Inc.	3,347	279
*	Bloom Energy Corp. Class A	12,923	275
	AAON Inc.	3,428	272
*	Summit Materials Inc. Class A	8,921	270

		Shares	Market Value ($000)
	Armstrong World Industries Inc.	3,429	262
	Hillenbrand Inc.	5,213	261
	Belden Inc.	3,237	260
	Badger Meter Inc.	2,229	258
	Albany International Corp. Class A	2,421	245
	Herc Holdings Inc.	1,915	245
*	StoneCo. Ltd. Class A	20,764	243
	ABM Industries Inc.	5,066	239
	Terex Corp.	5,033	231
	Federal Signal Corp.	4,728	230
	Forward Air Corp.	2,042	229
*	SPX Technologies Inc.	3,416	229
	EnerSys	3,021	228
	UniFirst Corp.	1,175	228
	Korn Ferry	3,940	225
	Vontier Corp.	11,456	225
	John Bean Technologies Corp.	2,420	222
	Zurn Elkay Water Solutions Corp.	9,134	221
*	Mercury Systems Inc.	4,296	218
*	Beacon Roofing Supply Inc.	3,683	215
*	Hub Group Inc. Class A	2,531	213
	Brink's Co.	3,541	212
*	Alight Inc. Class A	24,548	212
	Werner Enterprises Inc.	4,713	207
*	Marqeta Inc. Class A	30,788	206
	Spirit AeroSystems Holdings Inc. Class A	7,800	204
	Trinity Industries Inc.	6,491	199
*	O-I Glass Inc.	12,102	199
*	Dycom Industries Inc.	2,169	198
	ESCO Technologies Inc.	2,092	197
*	TriNet Group Inc.	2,713	197
	EnPro Industries Inc.	1,654	196
*	Atlas Air Worldwide Holdings Inc.	1,930	194
	Moog Inc. Class A	2,178	190
	Otter Tail Corp.	3,194	190
*	CBIZ Inc.	3,797	189
*	Itron Inc.	3,484	185
	McGrath RentCorp.	1,877	184
*	Shift4 Payments Inc. Class A	3,975	184
	Matson Inc.	2,874	183
*	Resideo Technologies Inc.	11,170	181
*	Affirm Holdings Inc.	12,954	180
	Kadant Inc.	921	178
	Scorpio Tankers Inc.	3,466	177
*	ACI Worldwide Inc.	8,434	176
	Encore Wire Corp.	1,207	176
*	AeroVironment Inc.	1,899	175
	Kennametal Inc.	6,623	175
	Brady Corp. Class A	3,591	172
	Esab Corp.	3,601	170
*	Verra Mobility Corp. Class A	10,617	168
*	AZEK Co. Inc. Class A	8,371	162
	Barnes Group Inc.	3,740	159
	Installed Building Products Inc.	1,836	156
	ArcBest Corp.	1,873	155
*	GMS Inc.	3,149	155
	EVERTEC Inc.	4,522	153
	International Seaways Inc.	3,437	148

		Shares	Market Value ($000)
*	RXO Inc.	7,515	143
	Bread Financial Holdings Inc.	3,471	142
	Mueller Water Products Inc. Class A	12,050	140
	CSW Industrials Inc.	1,120	135
*	Masonite International Corp.	1,779	134
*	Air Transport Services Group Inc.	4,692	132
	Helios Technologies Inc.	2,482	131
	ADT Inc.	13,963	130
	ICF International Inc.	1,195	129
	Lindsay Corp.	725	128
*	NV5 Global Inc.	884	128
	Veritiv Corp.	944	127
	Alamo Group Inc.	818	123
	Greif Inc. Class A	1,688	119
	Frontline Ltd.	8,480	117
*	Huron Consulting Group Inc.	1,463	114
*	Gibraltar Industries Inc.	2,235	113
	Maxar Technologies Inc.	4,678	113
	Enerpac Tool Group Corp. Class A	4,524	113
	Griffon Corp.	3,116	110
*	Core & Main Inc. Class A	5,294	110
*	CoreCivic Inc.	8,194	109
*	Evo Payments Inc. Class A	3,192	108
*	MYR Group Inc.	1,106	106
*	Enovix Corp.	8,108	106
*	AAR Corp.	2,228	104
	Standex International Corp.	967	102
	Granite Construction Inc.	2,754	99
	Schneider National Inc. Class B	3,846	99
*	Cross Country Healthcare Inc.	2,703	97
*	OSI Systems Inc.	1,086	96
*	AvidXchange Holdings Inc.	11,150	96
	Patrick Industries Inc.	1,694	95
	Textainer Group Holdings Ltd.	3,086	94
	Marten Transport Ltd.	4,329	92
*	Energy Recovery Inc.	3,945	91
*	Montrose Environmental Group Inc.	1,931	89
*	ZipRecruiter Inc. Class A	5,355	89
	DHT Holdings Inc.	8,712	88
*	Proterra Inc.	15,332	85
	TriMas Corp.	3,079	84
	H&E Equipment Services Inc.	1,972	83
*	PGT Innovations Inc.	4,180	83
*	Flywire Corp.	3,796	82
	Kforce Inc.	1,379	81
	Primoris Services Corp.	3,778	81
*	Vicor Corp.	1,509	81
*	Payoneer Global Inc.	14,947	81
*	Kratos Defense & Security Solutions Inc.	8,213	78
	SFL Corp. Ltd.	7,931	78
*	Gates Industrial Corp. plc	6,621	77
*,1	Virgin Galactic Holdings Inc.	15,221	77
	Astec Industries Inc.	1,694	75
	Greenbrier Cos. Inc.	1,931	74
	Wabash National Corp.	2,960	74
*	Remitly Global Inc.	7,067	74
*	Modine Manufacturing Co.	3,466	73
*	Hillman Solutions Corp.	9,178	73

		Shares	Market Value ($000)
*	Construction Partners Inc. Class A	2,509	72
	Apogee Enterprises Inc.	1,471	71
	Tennant Co.	1,119	71
*	Donnelley Financial Solutions Inc.	1,840	70
	Golden Ocean Group Ltd.	8,257	70
*	Joby Aviation Inc.	16,870	69
	Flex LNG Ltd.	1,811	68
*	Vivint Smart Home Inc.	7,206	67
*	Titan Machinery Inc.	1,450	64
*	BTRS Holdings Inc. Class A	6,758	64
	Douglas Dynamics Inc.	1,616	63
	AZZ Inc.	1,486	62
*	Sterling Infrastructure Inc.	1,903	62
	TTEC Holdings Inc.	1,283	62
	CRA International Inc.	495	61
*	Green Dot Corp. Class A	2,916	59
*	Teekay Tankers Ltd. Class A	1,763	59
*	American Woodmark Corp.	1,070	58
*	CryoPort Inc.	2,939	58
*	Napco Security Technologies Inc.	2,198	58
*	Janus International Group Inc.	5,202	57
	Columbus McKinnon Corp.	1,720	55
*	SP Plus Corp.	1,590	55
	Nordic American Tankers Ltd.	15,107	55
*	Rocket Lab USA Inc.	13,204	55
*	Mirion Technologies Inc.	8,636	55
	Quanex Building Products Corp.	2,274	54
*	JELD-WEN Holding Inc.	5,139	53
*	Proto Labs Inc.	1,984	53
*	Paya Holdings Inc.	5,658	53
	Trinseo plc	2,164	53
	Deluxe Corp.	2,672	52
	Myers Industries Inc.	2,212	52
*,1	Nikola Corp.	19,984	52
*	LegalZoom.Com Inc.	5,855	52
	Greif Inc. Class B	677	51
	Shyft Group Inc.	2,079	51
	Heartland Express Inc.	2,979	50
	Mesa Laboratories Inc.	295	50
	Pitney Bowes Inc.	13,106	50
*	TrueBlue Inc.	2,303	50
*	First Advantage Corp.	3,585	48
	Barrett Business Services Inc.	475	47
	Ennis Inc.	2,004	47
*	PureCycle Technologies Inc.	6,798	47
	Gorman-Rupp Co.	1,659	46
*	Repay Holdings Corp. Class A	5,212	46
	Eagle Bulk Shipping Inc.	888	46
	Cass Information Systems Inc.	1,036	45
	Chase Corp.	471	45
*	Titan International Inc.	3,161	45
*	International Money Express Inc.	2,060	45
	Dorian LPG Ltd.	2,295	45
*	Transcat Inc.	544	44
*	Conduent Inc.	10,724	43
*	Franklin Covey Co.	826	43
	Resources Connection Inc.	2,215	43
*	Triumph Group Inc.	3,727	43

		Shares	Market Value ($000)
*	Vishay Precision Group Inc.	1,024	42
	Ardagh Metal Packaging SA	9,351	42
*	FARO Technologies Inc.	1,357	41
	Insteel Industries Inc.	1,385	41
	VSE Corp.	839	41
*	BlueLinx Holdings Inc.	580	40
	Heidrick & Struggles International Inc.	1,341	40
	Pactiv Evergreen Inc.	3,395	40
*	Hayward Holdings Inc.	4,099	39
	Kelly Services Inc. Class A	2,247	38
*	Cimpress plc	1,271	38
*,1	Desktop Metal Inc. Class A	18,467	38
*	I3 Verticals Inc. Class A	1,426	37
*	Thermon Group Holdings Inc.	1,838	37
	Genco Shipping & Trading Ltd.	2,501	37
*	Target Hospitality Corp.	2,483	36
	Cadre Holdings Inc.	1,392	36
	Allied Motion Technologies Inc.	1,001	35
	Kaman Corp.	1,712	35
	Costamare Inc.	3,636	35
	Covenant Logistics Group Inc. Class A	883	34
	National Presto Industries Inc.	498	34
*	V2X Inc.	853	34
	Luxfer Holdings plc	2,186	32
*	Ducommun Inc.	624	31
*	Great Lakes Dredge & Dock Corp.	4,061	30
*	Paysafe Ltd.	21,361	30
*	Microvast Holdings Inc.	13,738	30
	Argan Inc.	744	28
*	Manitowoc Co. Inc.	2,868	28
*	Diversey Holdings Ltd.	5,503	28
*	DXP Enterprises Inc.	1,031	27
	REV Group Inc.	1,861	26
*	Ardmore Shipping Corp.	1,751	26
*	Sterling Check Corp.	1,811	26
*	BrightView Holdings Inc.	3,427	24
*	CIRCOR International Inc.	866	24
*	Hudson Technologies Inc.	2,155	24
*	Archer Aviation Inc. Class A	9,704	24
*	Forrester Research Inc.	623	22
*	Hyliion Holdings Corp.	7,202	22
*	Custom Truck One Source Inc.	3,270	22
*	TuSimple Holdings Inc. Class A	9,418	21
*	Babcock & Wilcox Enterprises Inc.	4,371	20
*	Aspen Aerogels Inc.	1,506	18
	Hyster-Yale Materials Handling Inc.	613	18
*	Radiant Logistics Inc.	3,289	18
*	Workhorse Group Inc.	7,930	18
*	Cantaloupe Inc.	4,990	18
*	Advantage Solutions Inc.	6,500	16
*	Distribution Solutions Group Inc.	429	15
*	Tutor Perini Corp.	2,107	15
	Universal Logistics Holdings Inc.	391	15
*	Teekay Corp.	3,395	15
*	Evolv Technologies Holdings Inc.	4,204	15
*	IES Holdings Inc.	429	14
*	ShotSpotter Inc.	406	14
	United States Lime & Minerals Inc.	102	14

		Shares	Market Value ($000)
	Caesarstone Ltd.	2,247	14
*	Aersale Corp.	864	14
*	Blade Air Mobility Inc.	2,809	14
*	Hireright Holdings Corp.	1,089	14
	Miller Industries Inc.	480	13
	Preformed Line Products Co.	141	13
*	Ranpak Holdings Corp. Class A	2,406	13
*	CS Disco Inc.	1,646	13
*	DHI Group Inc.	2,151	12
*	Danimer Scientific Inc.	4,537	12
*	Astronics Corp.	1,267	11
	Powell Industries Inc.	401	11
*	Blue Bird Corp.	867	10
*	Concrete Pumping Holdings Inc.	1,463	10
*	Daseke Inc.	1,767	10
	Information Services Group Inc.	1,830	10
	Kronos Worldwide Inc.	1,131	10
	Park Aerospace Corp.	791	10
*	Willdan Group Inc.	590	10
	Safe Bulkers Inc.	3,405	10
*	Velodyne Lidar Inc.	9,672	10
	Eneti Inc.	1,142	10
*	View Inc.	7,026	10
*	Sarcos Technology and Robotics Corp.	8,684	10
*	PFSweb Inc.	848	9
*	Ardagh Group SA	848	9
*	PAM Transportation Services Inc.	272	8
*	Skillsoft Corp.	4,082	8
*	Spire Global Inc.	6,331	8
*	Cepton Inc.	5,670	8
*	Quad/Graphics Inc.	1,804	7
*	Hyzon Motors Inc.	4,393	7
*,1	Velo3D Inc.	3,215	7
*	Cerberus Cyber Sentinel Corp.	2,290	7
*	Atlanticus Holdings Corp.	225	6
*	Markforged Holding Corp.	5,554	6
*	Hydrofarm Holdings Group Inc.	2,051	5
*	Moneylion Inc.	7,290	5
*	Priority Technology Holdings Inc.	713	4
*	Atlas Technical Consultants Inc.	686	4
	Karat Packaging Inc.	268	4
*	Latch Inc.	4,440	4
*,1	Astra Space Inc.	7,192	4
*	IBEX Holdings Ltd.	123	3
*	Berkshire Grey Inc.	3,108	3
*	Momentus Inc.	2,739	3
*	Redwire Corp.	1,580	3
*	Terran Orbital Corp.	1,211	3
*	AEye Inc.	2,256	2
*	Xos Inc.	2,810	2
*	Lightning eMotors Inc.	2,004	1
			394,360
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	—
Real Estate (3.3%)
	Prologis Inc.	67,014	7,894
	American Tower Corp.	33,751	7,467

		Shares	Market Value ($000)
	Equinix Inc.	6,618	4,571
	Crown Castle Inc.	31,379	4,438
	Public Storage	11,365	3,386
	Simon Property Group Inc.	23,650	2,825
	Realty Income Corp.	44,642	2,816
	Welltower Inc.	33,538	2,382
	VICI Properties Inc.	69,407	2,374
	Digital Realty Trust Inc.	20,779	2,337
	SBA Communications Corp. Class A	7,762	2,323
*	CoStar Group Inc.	28,637	2,321
	Alexandria Real Estate Equities Inc.	11,900	1,852
*	CBRE Group Inc. Class A	23,218	1,848
	Weyerhaeuser Co.	54,212	1,773
	AvalonBay Communities Inc.	10,075	1,762
	Equity Residential	27,035	1,754
	Extra Space Storage Inc.	9,643	1,550
	Invitation Homes Inc.	44,060	1,438
	Mid-America Apartment Communities Inc.	8,296	1,368
	Ventas Inc.	28,948	1,347
	Sun Communities Inc.	8,836	1,298
	Iron Mountain Inc.	20,908	1,136
	WP Carey Inc.	13,664	1,077
	Essex Property Trust Inc.	4,763	1,050
	Healthpeak Properties Inc.	39,145	1,028
	Kimco Realty Corp.	44,217	1,013
	Host Hotels & Resorts Inc.	51,902	983
	UDR Inc.	23,262	965
	Gaming and Leisure Properties Inc.	17,601	926
	Camden Property Trust	7,379	888
	Equity LifeStyle Properties Inc.	12,776	849
	Boston Properties Inc.	11,438	824
	Regency Centers Corp.	12,204	811
	American Homes 4 Rent Class A	21,623	715
	Rexford Industrial Realty Inc.	12,215	675
	CubeSmart	16,018	663
	Life Storage Inc.	6,006	646
	Federal Realty Investment Trust	5,725	636
	Lamar Advertising Co. Class A	6,317	633
	National Retail Properties Inc.	12,544	582
	Americold Realty Trust Inc.	19,408	579
*	Jones Lang LaSalle Inc.	3,423	576
	Healthcare Realty Trust Inc. Class A	27,530	565
	STORE Capital Corp.	17,647	563
	Medical Properties Trust Inc.	42,319	555
	Omega Healthcare Investors Inc.	16,897	512
	Brixmor Property Group Inc.	21,488	498
	First Industrial Realty Trust Inc.	9,452	478
	EastGroup Properties Inc.	2,964	460
	STAG Industrial Inc.	12,816	422
	Apartment Income REIT Corp.	10,881	414
	Spirit Realty Capital Inc.	9,606	398
*	Zillow Group Inc. Class C	10,482	398
	Agree Realty Corp.	5,473	383
	Rayonier Inc.	10,598	380
	Kilroy Realty Corp.	8,470	366
	Kite Realty Group Trust	15,998	365
	Vornado Realty Trust	13,876	351
	Ryman Hospitality Properties Inc.	3,815	349

		Shares	Market Value ($000)
	Terreno Realty Corp.	5,230	307
	Cousins Properties Inc.	11,385	300
	Independence Realty Trust Inc.	16,534	300
	Phillips Edison & Co. Inc.	8,727	281
	Apple Hospitality REIT Inc.	16,424	280
	PotlatchDeltic Corp.	5,860	280
	Innovative Industrial Properties Inc.	2,088	253
	Physicians Realty Trust	16,693	249
	National Storage Affiliates Trust	6,230	248
	Corporate Office Properties Trust	8,617	239
	EPR Properties	5,664	236
	Essential Properties Realty Trust Inc.	10,058	233
	SL Green Realty Corp.	5,543	233
	Highwoods Properties Inc.	7,787	232
	LXP Industrial Trust	20,601	222
*	Zillow Group Inc. Class A	5,835	218
	Douglas Emmett Inc.	12,517	217
	Sabra Health Care REIT Inc.	16,532	213
	Park Hotels & Resorts Inc.	16,427	211
	Broadstone Net Lease Inc.	12,426	211
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,432	209
	Equity Commonwealth	7,639	207
*	Howard Hughes Corp.	2,759	206
	Macerich Co.	16,165	205
	SITE Centers Corp.	14,665	199
	Outfront Media Inc.	10,623	194
	JBG SMITH Properties	9,356	193
	DigitalBridge Group Inc.	12,710	183
	Four Corners Property Trust Inc.	6,559	178
	National Health Investors Inc.	3,148	177
	Retail Opportunity Investments Corp.	11,524	176
	Sunstone Hotel Investors Inc.	15,829	174
	Pebblebrook Hotel Trust	9,859	164
	Kennedy-Wilson Holdings Inc.	9,522	162
	RLJ Lodging Trust	12,790	155
	CareTrust REIT Inc.	7,589	150
	Urban Edge Properties	9,339	147
	Xenia Hotels & Resorts Inc.	9,190	142
	Elme Communities	6,907	137
	Tanger Factory Outlet Centers Inc.	6,735	131
	Uniti Group Inc.	17,175	131
*	Cushman & Wakefield plc	11,480	131
	DiamondRock Hospitality Co.	13,654	129
	LTC Properties Inc.	3,272	129
	Hudson Pacific Properties Inc.	10,967	127
	American Assets Trust Inc.	4,104	120
	Alexander & Baldwin Inc.	6,002	119
	InvenTrust Properties Corp.	4,438	114
*	Veris Residential Inc.	6,625	106
	Piedmont Office Realty Trust Inc. Class A	10,091	105
	Getty Realty Corp.	3,159	104
	Global Net Lease Inc.	7,351	99
	Easterly Government Properties Inc. Class A	6,109	97
	Acadia Realty Trust	6,205	95
	Brandywine Realty Trust	13,635	94
	Service Properties Trust	11,832	93
	St. Joe Co.	2,306	89
*	GEO Group Inc.	7,345	87

		Shares	Market Value ($000)
	NexPoint Residential Trust Inc.	1,816	87
	Apartment Investment and Management Co. Class A	10,342	87
	Paramount Group Inc.	13,162	86
	NETSTREIT Corp.	4,395	86
	Centerspace	1,282	83
	Newmark Group Inc. Class A	9,652	82
	Urstadt Biddle Properties Inc. Class A	4,086	78
*	Radius Global Infrastructure Inc. Class A (XNMS)	5,942	75
	Office Properties Income Trust	4,764	73
	Marcus & Millichap Inc.	1,880	70
	Necessity Retail REIT Inc.	9,392	63
	Empire State Realty Trust Inc. Class A	8,183	63
*	Opendoor Technologies Inc.	34,170	63
*	Compass Inc. Class A	20,956	63
*	Anywhere Real Estate Inc.	8,123	61
	Community Healthcare Trust Inc.	1,705	60
	RPT Realty	5,300	59
	eXp World Holdings Inc.	4,464	58
	Summit Hotel Properties Inc.	6,683	57
	Plymouth Industrial REIT Inc.	2,682	56
	UMH Properties Inc.	3,092	54
	Safehold Inc.	1,732	51
	Universal Health Realty Income Trust	968	51
	Armada Hoffler Properties Inc.	4,114	50
	Saul Centers Inc.	1,149	50
*	Chatham Lodging Trust	3,545	47
	Farmland Partners Inc.	3,474	46
	Gladstone Commercial Corp.	2,414	46
	One Liberty Properties Inc.	1,883	45
	Gladstone Land Corp.	2,012	41
	Ares Commercial Real Estate Corp.	3,126	39
	Alexander's Inc.	148	36
	Global Medical REIT Inc.	3,483	35
	Orion Office REIT Inc.	3,807	35
*	Redfin Corp.	6,370	34
	CTO Realty Growth Inc.	1,576	33
*	FRP Holdings Inc.	532	32
	City Office REIT Inc.	3,154	31
	RMR Group Inc. Class A	873	25
*	Tejon Ranch Co.	1,292	25
	Whitestone REIT	2,502	24
*	WeWork Inc. Class A	8,851	24
	Douglas Elliman Inc.	5,684	23
	RE/MAX Holdings Inc. Class A	1,026	21
	Indus Realty Trust Inc.	312	20
	Industrial Logistics Properties Trust	4,745	19
	Diversified Healthcare Trust	17,635	17
	Franklin Street Properties Corp.	5,505	16
	Hersha Hospitality Trust Class A	1,557	15
	BRT Apartments Corp.	726	15
	Postal Realty Trust Inc. Class A	998	15
	Braemar Hotels & Resorts Inc.	3,409	13
*	Forestar Group Inc.	857	13
*	Ashford Hospitality Trust Inc.	1,897	12
	Stratus Properties Inc.	305	7
*	Transcontinental Realty Investors Inc.	137	6
	Bluerock Homes Trust Inc.	231	6
	Clipper Realty Inc.	607	5

		Shares	Market Value ($000)
*	Offerpad Solutions Inc.	3,453	2
			98,746
Technology (24.0%)
	Apple Inc.	1,112,651	164,706
	Microsoft Corp.	544,389	138,895
*	Alphabet Inc. Class A	439,006	44,335
*	Alphabet Inc. Class C	391,831	39,751
	NVIDIA Corp.	175,274	29,662
*	Meta Platforms Inc. Class A	166,946	19,716
	Broadcom Inc.	28,697	15,813
	Texas Instruments Inc.	66,846	12,063
*	Adobe Inc.	34,339	11,845
*	Salesforce Inc.	70,128	11,238
	QUALCOMM Inc.	81,498	10,309
	International Business Machines Corp.	65,403	9,739
	Oracle Corp.	110,049	9,137
*	Advanced Micro Devices Inc.	117,519	9,123
	Intel Corp.	297,218	8,937
	Intuit Inc.	20,084	8,186
	Applied Materials Inc.	63,268	6,934
	Analog Devices Inc.	37,841	6,505
*	ServiceNow Inc.	14,607	6,081
	Lam Research Corp.	9,961	4,705
	Micron Technology Inc.	80,118	4,619
	KLA Corp.	10,325	4,059
*	Synopsys Inc.	11,074	3,760
*	Palo Alto Networks Inc.	21,441	3,643
	Amphenol Corp. Class A	42,480	3,417
*	Cadence Design Systems Inc.	19,858	3,416
	Roper Technologies Inc.	7,666	3,365
*	Snowflake Inc. Class A	22,368	3,196
*	Autodesk Inc.	15,806	3,192
	Microchip Technology Inc.	39,085	3,095
	Marvell Technology Inc.	62,323	2,899
*	Fortinet Inc.	46,968	2,497
*	Workday Inc. Class A	14,483	2,432
*	ON Semiconductor Corp.	31,540	2,372
	Cognizant Technology Solutions Corp. Class A	37,872	2,356
	HP Inc.	75,795	2,277
*	Gartner Inc.	5,581	1,955
	Corning Inc.	55,179	1,883
	CDW Corp.	9,841	1,856
*	VMware Inc. Class A	15,197	1,846
*	Crowdstrike Holdings Inc. Class A	15,267	1,796
*	ANSYS Inc.	6,453	1,641
	Hewlett Packard Enterprise Co.	94,481	1,585
*	Datadog Inc. Class A	19,499	1,478
*	EPAM Systems Inc.	3,986	1,469
*	Zoom Video Communications Inc. Class A	18,548	1,399
*	VeriSign Inc.	6,856	1,370
*	Atlassian Corp Ltd. Class A	10,025	1,319
*	Paycom Software Inc.	3,781	1,282
	Monolithic Power Systems Inc.	3,336	1,274
	Skyworks Solutions Inc.	11,740	1,123
	NetApp Inc.	16,143	1,091
	Leidos Holdings Inc.	9,856	1,078
*	Pinterest Inc. Class A	42,348	1,077
	Teradyne Inc.	11,498	1,075

		Shares	Market Value ($000)
*	Akamai Technologies Inc.	11,321	1,074
*	DoorDash Inc. Class A	18,152	1,057
*	Tyler Technologies Inc.	3,055	1,047
*	Match Group Inc.	20,689	1,046
*	Cloudflare Inc. Class A	20,580	1,011
*	HubSpot Inc.	3,306	1,002
*	PTC Inc.	7,710	981
*	Palantir Technologies Inc. Class A	130,600	980
	Gen Digital Inc.	41,572	955
*	Splunk Inc.	11,622	903
*	GoDaddy Inc. Class A	11,323	896
	SS&C Technologies Holdings Inc.	16,132	867
	Entegris Inc.	10,972	848
	Dell Technologies Inc. Class C	18,896	846
*	Western Digital Corp.	22,637	832
*	Zscaler Inc.	6,026	804
	Amdocs Ltd.	8,684	772
*	Wolfspeed Inc.	8,358	760
*	Qorvo Inc.	7,436	738
*	MongoDB Inc. Class A	4,732	723
*	Lattice Semiconductor Corp.	9,848	717
	Jabil Inc.	9,865	712
*	Unity Software Inc.	18,030	712
*	Black Knight Inc.	11,303	701
*	Ceridian HCM Holding Inc.	9,969	682
*	F5 Inc.	4,395	680
*	DocuSign Inc. Class A	14,315	674
*	Twilio Inc. Class A	12,451	610
*	Pure Storage Inc. Class A	20,543	600
*	Okta Inc.	10,926	583
*	Manhattan Associates Inc.	4,552	573
*	ZoomInfo Technologies Inc. Class A	19,917	570
*	Dynatrace Inc.	14,431	559
*	Globant SA	2,949	553
*	CACI International Inc. Class A	1,684	526
	KBR Inc.	9,968	515
*	Arrow Electronics Inc.	4,680	509
*	DXC Technology Co.	16,707	496
	Bentley Systems Inc. Class B	12,323	488
*	Dropbox Inc. Class A	19,791	466
*	Nutanix Inc. Class A	16,383	463
*	Aspen Technology Inc.	1,978	456
	Science Applications International Corp.	4,056	447
*	Novanta Inc.	2,604	411
	National Instruments Corp.	9,613	394
*	Guidewire Software Inc.	6,618	393
	Concentrix Corp.	3,155	386
*	Wix.com Ltd.	4,169	377
*	Fabrinet	2,792	373
*	SPS Commerce Inc.	2,603	370
	Universal Display Corp.	3,224	363
*	Silicon Laboratories Inc.	2,463	358
*	Qualys Inc.	2,823	348
	Switch Inc. Class A	10,133	347
*	Elastic NV	5,617	344
*	Clarivate plc	35,132	344
*	UiPath Inc. Class A	27,446	342
*	Coupa Software Inc.	5,394	341

		Shares	Market Value ($000)
*	Coherent Corp.	9,269	340
	Power Integrations Inc.	4,168	335
	Azenta Inc.	5,554	334
*	Toast Inc. Class A	18,177	334
	TD SYNNEX Corp.	3,171	324
*	Five9 Inc.	5,045	323
	Dolby Laboratories Inc. Class A	4,295	322
*	Diodes Inc.	3,459	319
*	Rambus Inc.	8,220	316
*	Ziff Davis Inc.	3,398	314
*	Tenable Holdings Inc.	8,139	311
	Vertiv Holdings Co. Class A	22,399	310
*	Synaptics Inc.	2,891	306
	Avnet Inc.	6,762	305
*	Workiva Inc. Class A	3,722	300
*	Cirrus Logic Inc.	3,958	296
*	Onto Innovation Inc.	3,695	295
*	Super Micro Computer Inc.	3,256	294
*,1	GLOBALFOUNDRIES Inc.	4,554	293
*	IAC Inc.	5,616	291
*	Box Inc. Class A	10,245	281
*	Smartsheet Inc. Class A	9,117	280
*	Sanmina Corp.	4,224	279
*	Blackline Inc.	4,030	273
	Advanced Energy Industries Inc.	2,803	260
*	MACOM Technology Solutions Holdings Inc. Class H	3,782	260
*	Procore Technologies Inc.	5,236	256
*	Teradata Corp.	7,433	254
	Dun & Bradstreet Holdings Inc.	18,218	245
*	Insight Enterprises Inc.	2,311	240
*	Envestnet Inc.	4,057	239
*	Plexus Corp.	2,107	232
*	IPG Photonics Corp.	2,528	230
*	RingCentral Inc. Class A	6,164	228
*,1	AppLovin Corp. Class A	15,847	228
	Vishay Intertechnology Inc.	9,839	227
*	CommVault Systems Inc.	3,405	225
*	NCR Corp.	9,425	225
*	New Relic Inc.	3,860	217
*	Blackbaud Inc.	3,506	208
	Kulicke & Soffa Industries Inc.	4,339	208
*	Confluent Inc. Class A	9,039	208
	Amkor Technology Inc.	7,386	207
*	Impinj Inc.	1,605	205
*	Ambarella Inc.	2,759	205
*	Alteryx Inc. Class A	4,470	201
*	MaxLinear Inc.	5,472	200
*	SentinelOne Inc. Class A	13,750	199
*	Altair Engineering Inc. Class A	4,036	198
*	NetScout Systems Inc.	5,319	198
*	Axcelis Technologies Inc.	2,472	197
*	Sprout Social Inc. Class A	3,286	195
*	Verint Systems Inc.	4,749	187
*	Alarm.com Holdings Inc.	3,683	184
*	Perficient Inc.	2,590	184
*	Kyndryl Holdings Inc.	15,657	183
*	Varonis Systems Inc. Class B	7,805	166
	Progress Software Corp.	3,078	164

		Shares	Market Value ($000)
*	Yelp Inc. Class A	5,289	164
*	Bumble Inc. Class A	6,496	158
	CSG Systems International Inc.	2,499	155
*	DigitalOcean Holdings Inc.	5,192	155
*	Semtech Corp.	4,917	151
	Xerox Holdings Corp.	9,128	149
*	Allegro MicroSystems Inc.	4,781	149
*	PagerDuty Inc.	6,598	147
*	nCino Inc.	5,544	145
*	Appfolio Inc. Class A	1,231	141
*	Rogers Corp.	1,296	141
*	Allscripts Healthcare Solutions Inc.	7,407	140
*,1	MicroStrategy Inc. Class A	701	139
*	FormFactor Inc.	5,793	134
*	KnowBe4 Inc. Class A	5,399	133
*	Sitime Corp.	1,251	132
	Clear Secure Inc. Class A	4,126	128
*	Rapid7 Inc.	4,245	125
*	Appian Corp. Class A	3,102	118
*	Q2 Holdings Inc.	4,288	117
	Methode Electronics Inc.	2,539	116
*	Cohu Inc.	3,219	115
*	Parsons Corp.	2,259	112
*	DoubleVerify Holdings Inc.	4,257	112
*	Xometry Inc. Class A	2,662	112
*	TTM Technologies Inc.	6,924	111
*	Digital Turbine Inc.	5,931	108
*	Upwork Inc.	8,805	108
*	Ultra Clean Holdings Inc.	2,975	106
*	CCC Intelligent Solutions Holdings Inc.	11,304	104
*	Asana Inc. Class A	5,680	103
*	Model N Inc.	2,567	100
	Pegasystems Inc.	2,680	97
*	Cargurus Inc.	7,369	96
*	LiveRamp Holdings Inc.	4,348	96
	CTS Corp.	2,240	95
*	Agilysys Inc.	1,422	94
*	Zuora Inc. Class A	12,199	94
*	Paycor HCM Inc.	3,259	94
*	Credo Technology Group Holding Ltd.	6,711	94
	Shutterstock Inc.	1,734	93
*	Jamf Holding Corp.	4,367	93
*	ePlus Inc.	1,769	88
*	Everbridge Inc.	2,678	87
*	3D Systems Corp.	8,536	87
*	Magnite Inc.	7,863	87
*	TechTarget Inc.	1,807	83
*	Momentive Global Inc.	10,513	83
*	E2open Parent Holdings Inc.	13,597	80
*	Photronics Inc.	4,209	79
*	Avid Technology Inc.	2,762	78
	A10 Networks Inc.	4,073	76
	Adeia Inc.	6,844	76
*	Fastly Inc. Class A	7,633	74
*	Veeco Instruments Inc.	3,571	71
*	Sumo Logic Inc.	8,898	68
*	Zeta Global Holdings Corp. Class A	7,971	67
*	Schrodinger Inc.	3,564	64

		Shares	Market Value ($000)
*	PAR Technology Corp.	2,569	63
	Benchmark Electronics Inc.	2,134	62
*	PDF Solutions Inc.	1,986	62
*	PROS Holdings Inc.	2,549	61
*	C3.ai Inc. Class A	4,662	61
*	Consensus Cloud Solutions Inc.	1,019	58
*	indie Semiconductor Inc.	6,767	56
*	PC Connection Inc.	990	55
*	Thoughtworks Holding Inc.	6,035	55
*	SMART Global Holdings Inc.	3,167	54
*	Planet Labs PBC	9,962	54
*	Duck Creek Technologies Inc.	4,678	52
*	N-Able Inc.	4,618	52
*	Ichor Holdings Ltd.	1,716	51
*	LivePerson Inc.	4,226	50
*	Amplitude Inc. Class A	3,472	50
*	Cerence Inc.	2,364	49
*	ScanSource Inc.	1,608	48
	Hackett Group Inc.	1,974	46
*	Alpha & Omega Semiconductor Ltd.	1,314	46
*	Squarespace Inc. Class A	2,165	44
*	PubMatic Inc. Class A	2,737	43
*	IonQ Inc.	8,366	43
*	Matterport Inc.	13,458	42
*	AvePoint Inc.	8,887	42
*	ForgeRock Inc. Class A	1,934	42
*	Informatica Inc. Class A	2,425	42
*	EngageSmart Inc.	2,441	41
*	Vimeo Inc.	9,432	40
*	BigCommerce Holdings Inc. Series 1	4,520	39
*	CEVA Inc.	1,404	38
	Simulations Plus Inc.	928	38
	Sapiens International Corp. NV	1,951	38
*	Olo Inc. Class A	5,407	38
*	Grid Dynamics Holdings Inc.	2,939	37
*	Alkami Technology Inc.	2,788	35
	American Software Inc. Class A	2,322	34
	Ebix Inc.	1,771	34
*	Eventbrite Inc. Class A	4,622	34
*	MicroVision Inc.	11,180	34
*	Mitek Systems Inc.	3,348	34
*	nLight Inc.	3,125	34
*	Yext Inc.	6,443	34
	Xperi Inc.	3,015	32
*	SolarWinds Corp.	3,526	31
*	Kimball Electronics Inc.	1,314	30
*	ACM Research Inc. Class A	3,074	28
*	MeridianLink Inc.	1,936	28
*	Bandwidth Inc. Class A	1,165	27
*	OneSpan Inc.	2,182	27
*	Domo Inc. Class B	1,779	25
*	Couchbase Inc.	1,806	25
*	Definitive Healthcare Corp. Class A	2,220	25
*	Mediaalpha Inc. Class A	1,977	24
*	Rackspace Technology Inc.	4,643	23
*	Skillz Inc. Class A	23,879	23
*	Enfusion Inc. Class A	2,212	21
*	Intapp Inc.	863	20

		Shares	Market Value ($000)
*	SmartRent Inc.	8,389	20
*	Cvent Holding Corp.	3,480	20
*	AXT Inc.	3,354	18
*	Telos Corp.	4,272	18
*	UserTesting Inc.	2,381	18
*	Innovid Corp.	6,004	18
*	Rimini Street Inc.	3,927	17
*	Tucows Inc. Class A	548	17
*	Unisys Corp.	4,029	17
*	Blend Labs Inc. Class A	13,138	17
*	Identiv Inc.	1,890	16
*	ON24 Inc.	2,082	16
*	NerdWallet Inc. Class A	1,291	16
*	Digimarc Corp.	632	14
*	Edgio Inc.	10,003	14
*	Benefitfocus Inc.	1,296	13
*	EverCommerce Inc.	2,001	13
*	TrueCar Inc.	4,681	12
*	Upland Software Inc.	1,389	11
*	Red Violet Inc.	482	11
*	Weave Communications Inc.	2,777	11
*	Brightcove Inc.	1,881	10
*	EverQuote Inc. Class A	921	10
*	Vivid Seats Inc. Class A	1,246	10
*	Veritone Inc.	1,379	9
*	Atomera Inc.	1,040	9
*	Groupon Inc. Class A	1,073	9
*	Ouster Inc.	7,731	9
*	Aeva Technologies Inc.	5,329	9
*	eGain Corp.	949	8
*	Porch Group Inc.	3,964	8
*	1stdibs.com Inc.	1,386	8
*	NextNav Inc.	2,566	8
*	Arena Group Holdings Inc.	569	8
*	Diebold Nixdorf Inc.	3,360	7
*	Vinco Ventures Inc.	9,105	6
*	Cyxtera Technologies Inc.	3,222	6
*	Transphorm Inc.	1,106	6
*,1	Cleanspark Inc.	2,012	5
*	Arteris Inc.	972	5
*	Avaya Holdings Corp.	4,038	4
*	SkyWater Technology Inc.	397	4
*	WM Technology Inc.	3,615	4
*	Beachbody Co. Inc.	5,263	4
*	KORE Group Holdings Inc.	1,790	4
*	SecureWorks Corp. Class A	401	3
*	Cipher Mining Inc.	3,610	3
*	Nutex Health Inc.	1,948	3
*	Viant Technology Inc. Class A	543	2
*	Loyalty Ventures Inc.	936	2
*	Core Scientific Inc.	17,007	2
*	IronNet Inc.	3,240	1
*	Rockley Photonics Holdings Ltd.	5,110	1
*	Cryptyde Inc.	910	—
			706,625
Telecommunications (2.4%)
	Cisco Systems Inc.	302,363	15,033
	Verizon Communications Inc.	305,917	11,925

		Shares	Market Value ($000)
	Comcast Corp. Class A	318,779	11,680
	AT&T Inc.	521,040	10,046
*	T-Mobile US Inc.	43,390	6,572
	Motorola Solutions Inc.	11,954	3,254
*	Charter Communications Inc. Class A	8,063	3,155
*	Arista Networks Inc.	18,061	2,516
	Juniper Networks Inc.	22,998	764
*	Liberty Broadband Corp. Class C	8,374	761
*	Roku Inc.	8,706	517
*	Iridium Communications Inc.	9,234	490
*	Ciena Corp.	10,698	481
*	Frontier Communications Parent Inc.	18,197	469
	Lumen Technologies Inc.	74,633	408
	Cable One Inc.	432	313
*	Calix Inc.	4,205	300
*	DISH Network Corp. Class A	18,536	298
*	Lumentum Holdings Inc.	5,052	278
*	Liberty Broadband Corp. Class A	2,648	239
*	Viavi Solutions Inc.	17,651	200
	Cogent Communications Holdings Inc.	3,395	197
*	Extreme Networks Inc.	8,556	179
*	ViaSat Inc.	5,252	179
*	CommScope Holding Co. Inc.	15,301	136
	Ubiquiti Inc.	398	119
*	Digi International Inc.	2,749	117
*	Harmonic Inc.	7,529	115
	InterDigital Inc.	1,997	100
*	Clearfield Inc.	720	95
	Adtran Holdings Inc.	4,604	93
*	Infinera Corp.	13,594	92
*	Liberty Latin America Ltd. Class C	11,816	92
*	Globalstar Inc.	42,487	81
	Telephone and Data Systems Inc.	6,714	71
*	Altice USA Inc. Class A	15,437	70
*	Liberty Latin America Ltd. Class A	8,990	70
*	Anterix Inc.	1,950	66
*	Lightwave Logic Inc.	7,915	63
	Shenandoah Telecommunications Co.	2,980	58
*	Gogo Inc.	3,223	51
*	8x8 Inc.	10,077	43
*	EchoStar Corp. Class A	2,424	42
*	NETGEAR Inc.	2,068	41
*,1	fuboTV Inc.	13,472	38
*	WideOpenWest Inc.	3,510	36
	ATN International Inc.	675	33
*	Aviat Networks Inc.	895	28
*	IDT Corp. Class B	762	21
*	Consolidated Communications Holdings Inc.	3,889	18
*	Ooma Inc.	1,091	17
*	United States Cellular Corp.	814	17
	Comtech Telecommunications Corp.	1,274	15
*	Charge Enterprises Inc.	5,369	11
*	Cambium Networks Corp.	467	10
*	DZS Inc.	846	10
*	Ribbon Communications Inc.	3,408	9
*	Akoustis Technologies Inc.	2,107	8
*	Inseego Corp.	4,042	5
*	Casa Systems Inc.	1,540	4

		Shares	Market Value ($000)
*	Kaleyra Inc.	2,443	3
*	Starry Group Holdings Inc.	1,218	—
			72,152
Utilities (3.2%)
	NextEra Energy Inc.	142,888	12,103
	Duke Energy Corp.	55,790	5,575
	Southern Co.	76,718	5,189
	Waste Management Inc.	30,021	5,035
	Sempra Energy (XNYS)	22,834	3,795
	Dominion Energy Inc.	59,947	3,663
	American Electric Power Co. Inc.	37,375	3,618
	Exelon Corp.	71,920	2,975
	Xcel Energy Inc.	39,960	2,806
	Consolidated Edison Inc.	25,715	2,521
	WEC Energy Group Inc.	23,111	2,291
	Constellation Energy Corp.	23,781	2,286
	Public Service Enterprise Group Inc.	36,076	2,184
	Republic Services Inc. Class A	15,008	2,090
	Eversource Energy	24,976	2,070
	American Water Works Co. Inc.	13,094	1,987
	Edison International	27,292	1,819
*	PG&E Corp.	113,329	1,779
	Entergy Corp.	14,677	1,707
	Ameren Corp.	18,613	1,663
	FirstEnergy Corp.	39,309	1,621
	DTE Energy Co.	13,949	1,618
	PPL Corp.	53,627	1,583
	AES Corp.	49,145	1,421
	CenterPoint Energy Inc.	45,628	1,420
	CMS Energy Corp.	21,008	1,283
	Atmos Energy Corp.	9,809	1,179
	Alliant Energy Corp.	18,115	1,020
	Evergy Inc.	16,049	950
	NiSource Inc.	29,266	818
	Essential Utilities Inc.	16,607	801
	Vistra Corp.	29,975	729
	NRG Energy Inc.	17,095	726
	Pinnacle West Capital Corp.	8,115	636
	UGI Corp.	15,013	580
	OGE Energy Corp.	14,218	575
*	Sunrun Inc.	14,945	487
*	Clean Harbors Inc.	3,666	440
	National Fuel Gas Co.	6,339	420
	IDACORP Inc.	3,722	411
*	Evoqua Water Technologies Corp.	8,702	378
	New Jersey Resources Corp.	6,981	347
	ONE Gas Inc.	3,995	347
*	Stericycle Inc.	6,660	347
	Black Hills Corp.	4,739	339
	Hawaiian Electric Industries Inc.	8,169	336
	Southwest Gas Holdings Inc.	4,799	329
	Brookfield Infrastructure Corp. Class A (XTSE)	7,027	329
	Portland General Electric Co.	6,584	324
*	Casella Waste Systems Inc. Class A	3,738	322
[1]	Brookfield Renewable Corp. Class A	9,362	305
	South Jersey Industries Inc.	8,696	302
	PNM Resources Inc.	6,028	295
	Ormat Technologies Inc. (XNYS)	3,251	294

		Shares	Market Value ($000)
	Spire Inc.	3,946	292
	ALLETE Inc.	4,372	289
	American States Water Co.	2,903	285
	California Water Service Group	4,265	277
	NorthWestern Corp.	4,294	251
	Avista Corp.	5,745	237
	Avangrid Inc.	5,341	228
	MGE Energy Inc.	2,951	213
*	Sunnova Energy International Inc.	7,321	167
	Chesapeake Utilities Corp.	1,358	163
	SJW Group	2,157	161
	Clearway Energy Inc. Class C	4,415	157
	Northwest Natural Holding Co.	2,849	143
	Clearway Energy Inc. Class A	4,024	133
	Middlesex Water Co.	1,364	128
*	Archaea Energy Inc. Class A	4,430	115
	Unitil Corp.	1,150	63
*	Li-Cycle Holdings Corp.	8,211	52
*	Harsco Corp.	6,081	46
	Excelerate Energy Inc. Class A	1,402	40
	York Water Co.	832	38
	Artesian Resources Corp. Class A	663	36
*	Heritage-Crystal Clean Inc.	1,077	34
*,1	Vertex Energy Inc.	3,823	32
*,1	NuScale Power Corp.	2,514	27
*	Altus Power Inc.	3,378	24
	Aris Water Solution Inc. Class A	1,233	20
*	Pure Cycle Corp.	931	10
	Global Water Resources Inc.	630	8
	Via Renewables Inc. Class A	617	4
			94,141
Total Common Stocks (Cost $2,540,891)			2,934,829
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 3.877% (Cost $12,562)	125,638	12,562
Total Investments (100.0%) (Cost $2,553,453)			2,947,391
Other Assets and Liabilities—Net (0.0%)			1,419
Net Assets (100%)			2,948,810
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,175,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,287,000 was received for securities on loan, of which $4,002,000 is held in Vanguard Market Liquidity Fund and $285,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	24	2,265	90
E-mini S&P 500 Index	December 2022	56	11,428	619
				709
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,934,816	9	4	2,934,829
Temporary Cash Investments	12,562	—	—	12,562
Total	2,947,378	9	4	2,947,391
Derivative Financial Instruments
Assets
Futures Contracts[1]	709	—	—	709
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.